UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2013

Date of reporting period:	October 1, 2012 — March 31, 2013

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL
(CLASS A SHARES)

PDINX

Putnam Diversified Income Trust

Semiannual report
3|31|13

A world of investing.™

Putnam INVESTMENTS

INCOME FUNDS invest in bonds and other securities with the goal of providing a steady stream of income over time.

Putnam
Diversified
Income Trust

Semiannual report
3 | 31 | 13

Message from the Trustees	1

About the fund	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	11

Your fund’s expenses	13

Terms and definitions	15

Other information for shareholders	16

Financial statements	17

Consider these risks before investing: International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Bond investments are subject to interest-rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative. Unlike bonds, funds that invest in bonds have ongoing fees and expenses. The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. You can lose money by investing in the fund.

Message from the Trustees

Dear Fellow Shareholder:

Many macroeconomic risks to global growth have diminished in recent months. A widespread financial collapse in Europe, an economic hard landing in China, and significant fallout from budget sequestration and the fiscal cliff in the United States have not come to pass. While these risks have not entirely dissipated, U.S. equity markets have managed to achieve record highs in the first quarter, recouping all of their losses from the 2008 financial crisis.

In the United States, corporate profits and balance sheets are strong. The Federal Reserve has pledged to keep interest rates at historic lows until the nation’s employment situation meaningfully improves. The U.S. housing market, a significant driver of GDP, has been steadily rebounding. And while the federal budget battle is not yet resolved, the markets appear to believe that Washington lawmakers will eventually reach a resolution.

At Putnam, our investment team employs a measured, balanced approach to managing risk while pursuing returns. It is also important to rely on the guidance of your financial advisor, who can help ensure that your portfolio matches your individual goals and tolerance for risk.

We would like to extend a welcome to new shareholders of the fund and to thank all of our investors for your continued confidence in Putnam.

Putnam Diversified Income Trust

A "go-anywhere" approach to investing in the global bond markets

The opportunities in today's fixed-income markets are far from uniform. That's why Putnam Diversified Income Trust's managers actively position the portfolio in securities from a broad range of sectors that the team believes offer the most compelling risk/return profiles — including areas beyond those in the benchmark index.

The fund's management team has an average of more than 20 years of experience.

D. William Kohli
Portfolio Manager
Co-Head of Fixed Income

Kevin F. Murphy
Portfolio Manager

Michael V. Salm
Portfolio Manager
Co-Head of Fixed Income

Paul D. Scanlon, CFA
Portfolio Manager
Co-Head of Fixed Income

Michael J. Atkin
Portfolio Manager
(Not pictured here)

2 Diversified Income Trust

Invests in sectors beyond the benchmark

Putnam Diversified Income Trust invests in a wide range of sectors, from high yield and emerging markets to residential and commercial mortgage-backed securities (MBS).

	Putnam Diversified Income Trust	Barclays U.S. Aggregate Bond Index
High-yield corporate bonds	25%	—
Agency collateralized mortgage obligations	19%	—
Non-agency residential MBS	17%	—
Commercial MBS	12%	2%
Emerging-market bonds	10%	2%
Agency pass-through	9%	29%
Net cash	9%	—
Investment-grade corporate bonds	3%	22%
International Treasuries/agency securities	2%	3%
Bank loans	1%	—
U.S. Treasuries/agency securities	—	41%
Municipal bonds	—	1%

Weightings are shown as a percentage of the fund's net assets as of 3/31/13. Allocations and holdings in each sector may vary over time. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Allocations may not total 100% because the table includes the notional value of derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. For more information on current fund holdings, see pages 18–81.

The potential to perform well even in a rising rate environment

With short-term interest rates hovering near zero, they can't get much lower. That's why the fund's management team has constructed the portfolio with a low duration, so that it doesn't rely on declining interest rates to drive performance.

-0.23 year
Fund duration
5.12 years
Fund benchmark duration

Duration is expressed as a number of years. The higher the duration, the greater the risk of a price decline when interest rates rise. A negative duration indicates the risk of a price decline when interest rates fall. Putnam Diversified Income Trust has a significantly lower duration than that of its benchmark.

The fund's benchmark is the Barclays U.S. Aggregate Bond Index.

Diversified Income Trust 3

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See pages 5 and 11–12 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* Returns for the six-month period are not annualized, but cumulative.

4	Diversified Income Trust

Interview with your fund’s portfolio manager

Bill, what was the bond market environment like during the six months ended March 31, 2013?

It was a strong period for the most credit-sensitive categories, particularly high-yield bonds and floating-rate bank-loan securities, which saw their yield spreads — their yield advantage over U.S. Treasuries — tighten further amid persistent investor demand and solid corporate fundamentals. These sectors were among the biggest beneficiaries of the improved risk sentiment that was spurred by global monetary easing during and prior to the period. With interest rates rising across most global developed markets, Treasuries, global government securities, and other defensive categories lagged, posting either negative or nominally positive returns.

Both at home and abroad, political leaders continued to grapple with fiscal challenges. While there were several events that produced negative headlines, including the government-spending sequester in the United States and the banking crisis in Cyprus, the fact that riskier assets performed well in an environment of policy and macroeconomic uncertainty suggests that investors are becoming more attuned to the opportunity cost of remaining on the sidelines.

Against this backdrop, the fund outperformed its benchmark and the average return for its Lipper peer group.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 3/31/13. See pages 4 and 11–12 for additional fund performance information. Index descriptions can be found on pages 15–16.

Diversified Income Trust	5

Turning to performance, the fund outpaced its benchmark by a sizable margin. What factors fueled this solid showing?

An out-of-benchmark stake in non-agency residential mortgage-backed securities [RMBS], along with our prepayment strategy, which was expressed through holdings of government-agency interest-only securities [agency IOs] hedged with agency mortgage pass-throughs, drove the fund’s outperformance. Our holdings of non-agency RMBS performed very well during the period’s first half, driven by investors’ appetite for higher-yielding securities, and by a strengthening U.S. housing market. Our prepayment strategy worked well as we focused our security selection in pools that we believed would experience fewer prepayments. At the same time, 10-year Treasury yields rose during the period’s second half, further reducing borrowers’ incentive to refinance and helping to keep mortgage prepayments at a relatively low level.

Elsewhere, strong security selection among commercial mortgage-backed securities [CMBS] also bolstered relative performance. Within CMBS, we held both Aaa-rated and “seasoned mezzanine” securities. CMBS are created when an underwriter assembles a package of commercial mortgages and issues bonds of varying creditworthiness. Aaa-rated CMBS occupy the top of the underwriter’s capital structure, and thus offer the greatest principal protection. Mezzanine CMBS are slightly lower in the capital structure, but still provide a meaningful amount of principal protection along with higher yields. The mezzanine bonds we selected were issued

Credit qualities are shown as a percentage of the fund’s net assets. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch ratings, and then included in the closest equivalent Moody’s rating. Ratings may vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments, including forward currency contracts, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

6	Diversified Income Trust

prior to 2006, when CMBS underwriting standards were stronger than they were later in the decade.

A meaningful allocation to high-yield bonds was another contributor, as the asset class rallied strongly in step with global equity markets and was one of the best-performing fixed-income sectors during the period. Security selection among emerging-market bonds provided a further boost versus the benchmark, led by our holdings in Venezuela.

The fund’s term structure positioning, by which I mean its duration — or interest-rate sensitivity — and yield-curve strategy, also aided relative results. We sought to limit the fund’s interest-rate risk by maintaining a relatively short duration in the United States, while also positioning the fund to benefit should the yield curve steepen. While our duration stance slightly hampered performance, our steeper-yield-curve strategy proved beneficial and more than offset the negative impact of the fund’s short duration.

How did your currency strategy affect performance?

Our active currency strategy, which is implemented with long and short positions using forward currency contracts, was another significant contributor during the period. The fund benefited from short positions in the Japanese yen, the British pound sterling, and

This table shows the fund’s top 10 individual holdings and the percentage of the fund’s net assets that each represented as of 3/31/13. Short-term holdings, derivatives, and TBA commitments, if any, are excluded. Holdings may vary over time.

Diversified Income Trust	7

the Swiss franc, combined with long positions in the Australian dollar and Mexican peso.

Which strategies detracted from results?

The only notable detractor was a large underweight in investment-grade corporate bonds, which was partially offset by favorable security selection within the sector, particularly among financial institutions.

How did you use derivatives during the period?

We used bond futures and interest-rate swaps — which allow two parties to exchange one stream of future interest payments for another, based on a specified principal amount — to take tactical positions at various points along the yield curve.

In addition, we employed interest-rate swaps and “swaptions” — which give us the option to enter into a swap contract — to hedge the interest-rate risk associated with our collateralized-mortgage-obligation [CMO] holdings. We also used total return swaps as a hedging tool and to help manage the fund’s sector exposure, as well as credit default swaps to hedge the fund’s credit risk.

Lastly, we used forward currency contracts to hedge the foreign exchange risk associated with non-U.S. bonds, and to efficiently gain exposure to foreign currencies as part of our active strategy involving global currency pairings.

What is your outlook for the coming months, and how are you positioning the fund?

We believe the U.S. economy remains solidly in a mid-cycle expansion, buoyed by stronger consumer spending, despite rising gasoline prices and higher payroll taxes. By boosting economic activity and underpinning firmer labor market conditions, the U.S. housing recovery is helping to offset the drag on consumers from fiscal austerity measures. During the six months ending February 2013, more than 10% of new jobs were in construction. Bank lending standards began

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are represented as a percentage of the fund’s net assets. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

8	Diversified Income Trust

to loosen, helping to reinforce economic growth. That said, in our view, we do not see the economy growing strongly enough to cause the Federal Reserve to shift from its current accommodative monetary policy stance.

Outside the United States, Japan joined China in early-cycle recoveries, providing a lift to the rest of Asia. It appears that Germany’s economy has begun to pick up, but much of the rest of Europe remains in recession. Business confidence measures fell in March, perhaps because of the poor handling of the banking crisis in Cyprus. The European Central Bank has revised its 2013 growth forecast downward and is anticipating a modest contraction while remaining concerned about downside risks to the eurozone economy.

Within this environment, we plan to continue deemphasizing interest-rate risk in the portfolio and expect to maintain the fund’s bias toward a steepening yield curve in the United States. As long as the Fed continues to inject liquidity into the financial system through targeted bond purchases, we don’t believe that interest rates are likely to move significantly higher than where they are today. We recognize, however, that any strategy that relies on rates declining further to drive performance is risky amid what may be a range-bound and volatile interest-rate environment. For that reason, we intend to keep the portfolio’s overall duration near zero and will rely on other factors to influence the fund’s performance.

At period-end, our allocations to securitized sectors represented the fund’s greatest overweight. In prepayment-sensitive areas, we are more cautious toward lower-coupon pass-throughs — those with coupons below 4% — but favor pools in the middle of the coupon range of 4%–5% that we believe exhibit favorable prepayment profiles. In credit-sensitive areas, we plan to maintain

A word about derivatives

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam may enter into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund.

Diversified Income Trust	9

our diversified exposure to CMBS, as well as modest allocations to high-yield bonds and investment-grade corporate bonds.

Thanks for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Portfolio Manager D. William Kohli is Co-Head of Fixed Income at Putnam. He has an M.B.A. from the Haas School of Business at the University of California, Berkeley, and a B.A. from the University of California, San Diego. Bill joined Putnam in 1994 and has been in the investment industry since 1986.

In addition to Bill, your fund’s portfolio managers are Michael J. Atkin, Kevin F. Murphy, Michael V. Salm, and Paul D. Scanlon, CFA.

IN THE NEWS

The economic outlook for major industrialized nations is slowly improving, with the United States and Japan leading the way, according to a recent report by the Organisation for Economic Co-operation and Development (OECD). Economic expansion is also taking place in most major countries around the world, including the 17-nation eurozone, where Germany’s economy is growing and stabilization is occurring in Italy and France. Growth also is solidifying in Japan, whose new government has launched efforts to bring the country’s long-stagnant economy back to life through various stimulus efforts, and growth is picking up in China, where an economic hard landing has been avoided. The OECD sees growth weakening in India and normal, “around trend” growth taking place in Russia, Brazil, and the United Kingdom. Meanwhile, the World Trade Organization (WTO) has cut its overall 2013 forecast for global trade volume growth to 3.3% from 4.5%. Global trade grew by 2% in 2012, the second-worst figure since this economic statistic began to be tracked in 1981, according to the WTO. The worst trade figure came in 2009 during the global economic crisis.

10	Diversified Income Trust

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended March 31, 2013, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R and class Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 3/31/13

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(10/3/88)		(3/1/93)		(2/1/99)		(12/1/94)		(12/1/03)	(7/1/96)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

Annual average
(life of fund)	6.84%	6.66%	6.02%	6.02%	6.02%	6.02%	6.54%	6.40%	6.55%	7.00%

10 years	82.74	75.43	69.71	69.71	69.08	69.08	78.23	72.44	77.42	86.59
Annual average	6.21	5.78	5.43	5.43	5.39	5.39	5.95	5.60	5.90	6.44

5 years	34.67	29.28	29.96	28.24	29.57	29.57	33.19	28.87	32.51	35.88
Annual average	6.13	5.27	5.38	5.10	5.32	5.32	5.90	5.20	5.79	6.32

3 years	23.33	18.40	20.57	17.58	20.72	20.72	22.50	18.51	22.38	24.15
Annual average	7.24	5.79	6.43	5.55	6.48	6.48	7.00	5.83	6.96	7.48

1 year	10.27	5.86	9.50	4.50	9.55	8.55	10.10	6.53	10.06	10.55

6 months	7.64	3.33	7.15	2.15	7.33	6.33	7.60	4.10	7.42	7.72

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 4.00% and 3.25% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares, except for class Y shares, for which 12b-1 fees are not applicable.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance does not reflect conversion to class A shares.

Diversified Income Trust	11

Comparative index returns For periods ended 3/31/13

	Barclays U.S. Aggregate	Lipper Multi-Sector Income Funds
	Bond Index	category average*

Annual average (life of fund)	7.03%	7.48%

10 years	63.27	96.73
Annual average	5.02	6.92

5 years	30.49	41.02
Annual average	5.47	7.02

3 years	17.50	24.02
Annual average	5.52	7.38

1 year	3.77	8.29

6 months	0.09	3.35

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 3/31/13, there were 265, 240, 170, 148, 93, and 6 funds, respectively, in this Lipper category.

Fund price and distribution information For the six-month period ended 3/31/13

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	6		6	6	6		6	6

Income	$0.222		$0.192	$0.192	$0.211		$0.211	$0.234

Capital gains	—		—	—	—		—	—

Total	$0.222		$0.192	$0.192	$0.211		$0.211	$0.234

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

9/30/12	$7.59	$7.91	$7.53	$7.48	$7.48	$7.73	$7.52	$7.54

3/31/13	7.94	8.27	7.87	7.83	7.83	8.09	7.86	7.88

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Current rate (end of period)	charge	charge	value	value	charge	charge	value	value

Current dividend rate [1]	5.59%	5.37%	4.88%	4.90%	5.36%	5.19%	5.34%	5.94%

Current 30-day SEC yield [2]	N/A	4.67	4.12	4.11	N/A	4.46	4.62	5.12

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

12	Diversified Income Trust

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class Y

Total annual operating expenses
for the fiscal year ended 9/30/12	0.99%	1.74%	1.74%	1.24%	1.24%	0.74%

Annualized expense ratio for the
six-month period ended 3/31/13	1.00%	1.75%	1.75%	1.25%	1.25%	0.75%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in the fund from October 1, 2012, to March 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

Expenses paid per $1,000*†	$5.18	$9.04	$9.05	$6.47	$6.46	$3.88

Ending value (after expenses)	$1,076.40	$1,071.50	$1,073.30	$1,076.00	$1,074.20	$1,077.20

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/13. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Diversified Income Trust	13

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended March 31, 2013, use the following calculation method. To find the value of your investment on October 1, 2012, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Expenses paid per $1,000*†	$5.04	$8.80	$8.80	$6.29	$6.29	$3.78

Ending value (after expenses)	$1,019.95	$1,016.21	$1,016.21	$1,018.70	$1,018.70	$1,021.19

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/13. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

14	Diversified Income Trust

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 4.00% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current yield is the annual rate of return earned from dividends or interest of an investment. Current yield is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Diversified Income Trust	15

BofA (Bank of America) Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of March 31, 2013, Putnam employees had approximately $377,000,000 and the Trustees had approximately $90,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

16	Diversified Income Trust

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Diversified Income Trust	17

The fund’s portfolio 3/31/13 (Unaudited)

MORTGAGE-BACKED SECURITIES (43.9%)*	Principal amount	Value

Agency collateralized mortgage obligations (14.9%)
Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.787s, 2032	$1,120,476	$1,833,507
IFB Ser. 3408, Class EK, 24.975s, 2037	658,327	1,034,402
IFB Ser. 2979, Class AS, 23.528s, 2034	315,567	424,176
IFB Ser. 3727, Class PS, IO, 6.497s, 2038	19,842,995	1,940,428
IFB Ser. 3895, Class SM, IO, 6.447s, 2040	13,898,016	1,867,287
IFB Ser. 4048, Class GS, IO, 6.447s, 2040	21,143,987	4,070,006
IFB Ser. 3860, Class SP, IO, 6.397s, 2040	37,691,091	5,723,015
IFB Ser. 3861, Class PS, IO, 6.397s, 2037	15,667,165	2,596,519
IFB Ser. 4032, Class SA, IO, 6.297s, 2042	18,738,345	2,864,653
IFB Ser. 4125, Class SH, IO, 5.947s, 2042	20,502,270	3,388,615
IFB Ser. 4105, Class LS, IO, 5.947s, 2041	19,128,326	3,728,876
Ser. 3687, Class CI, IO, 5s, 2038	23,709,542	2,693,404
Ser. 3632, Class CI, IO, 5s, 2038	6,287,240	365,163
Ser. 3626, Class DI, IO, 5s, 2037	3,202,247	104,297
Ser. 304, Class C27, IO, 4 1/2s, 2043	44,410,436	7,197,155
Ser. 4122, Class TI, IO, 4 1/2s, 2042	29,941,415	4,560,078
Ser. 4000, Class PI, IO, 4 1/2s, 2042	44,340,516	5,799,739
Ser. 4019, Class GI, IO, 4 1/2s, 2041	67,094,667	9,084,618
Ser. 4024, Class PI, IO, 4 1/2s, 2041	69,116,021	8,466,851
Ser. 3747, Class HI, IO, 4 1/2s, 2037	8,626,714	736,774
Ser. 4090, Class BI, IO, 4s, 2042	3,104,207	326,966
Ser. 3748, Class NI, IO, 4s, 2034	20,299,242	554,575
Ser. 3740, Class KI, IO, 4s, 2033	14,907,761	195,143
Ser. 304, Class C22, IO, 3 1/2s, 2043	51,882,425	8,490,040
Ser. 304, Class C4, IO, 3 1/2s, 2043	24,932,072	5,177,394
Ser. 4105, Class HI, IO, 3 1/2s, 2041	15,937,413	2,529,905
Ser. T-56, Class A, IO, 0.524s, 2043	287,243	4,971
Ser. T-56, Class 3, IO, 0.418s, 2043	9,952,993	130,244
Ser. T-57, Class 1AX, IO, 0.402s, 2043	19,170,837	227,429
Ser. T-56, Class 1, IO, 0.215s, 2043	340,331	2,552
Ser. T-56, Class 2, IO, 0.128s, 2043	313,077	966
Ser. 4077, Class TO, PO, zero %, 2041	42,121,537	35,286,054
Ser. 3314, PO, zero %, 2036	243,041	229,730
Ser. 1208, Class F, PO, zero %, 2022	100,909	94,228
FRB Ser. 3326, Class WF, zero %, 2035	164,919	162,236
FRB Ser. 3007, Class LU, zero %, 2035	3,316	3,297

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.818s, 2036	1,615,596	2,693,069
IFB Ser. 05-45, Class DA, 23.671s, 2035	3,242,166	5,319,573
IFB Ser. 05-83, Class QP, 16.863s, 2034	541,488	739,849
Ser. 98-T2, Class A4, IO, 6 1/2s, 2036	96,335	16,369
IFB Ser. 12-66, Class HS, IO, 6.496s, 2041	17,113,568	3,574,511
IFB Ser. 12-88, Class SB, IO, 6.466s, 2042	43,174,865	6,809,540
IFB Ser. 10-99, Class NS, IO, 6.396s, 2039	30,695,296	3,713,824
IFB Ser. 11-87, Class HS, IO, 6.296s, 2041	22,024,673	3,610,064

18	Diversified Income Trust

MORTGAGE-BACKED SECURITIES (43.9%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 12-132, Class SB, IO, 5.996s, 2042	$65,278,215	$10,174,263
IFB Ser. 09-100, Class SA, IO, 5.996s, 2039	10,645,379	1,031,271
IFB Ser. 13-18, Class SB, IO, 5.946s, 2041	30,595,558	5,987,551
IFB Ser. 12-113, Class CS, IO, 5.946s, 2041	16,837,427	3,273,196
IFB Ser. 12-113, Class SG, IO, 5.896s, 2042	17,186,162	3,182,190
IFB Ser. 10-46, Class WS, IO, 5.546s, 2040	53,428,085	6,672,633
Ser. 399, Class 2, IO, 5 1/2s, 2039	218,130	21,745
Ser. 374, Class 6, IO, 5 1/2s, 2036	8,058,257	1,084,722
Ser. 12-132, Class PI, IO, 5s, 2042	59,515,083	10,953,751
Ser. 398, Class C5, IO, 5s, 2039	5,258,005	521,068
Ser. 10-13, Class EI, IO, 5s, 2038	3,253,100	149,726
Ser. 378, Class 19, IO, 5s, 2035	7,171,706	824,746
Ser. 12-30, Class HI, IO, 4 1/2s, 2040	40,836,470	6,449,712
Ser. 409, Class 81, IO, 4 1/2s, 2040	48,013,613	6,813,078
Ser. 404, Class 2, IO, 4 1/2s, 2040	468,525	67,515
Ser. 366, Class 22, IO, 4 1/2s, 2035	6,763,358	522,131
Ser. 12-118, Class PI, IO, 4s, 2042	28,261,378	4,487,624
Ser. 12-96, Class PI, IO, 4s, 2041	10,227,334	1,408,713
Ser. 406, Class 2, IO, 4s, 2041	44,775,923	5,820,870
Ser. 406, Class 1, IO, 4s, 2041	30,269,700	4,183,273
Ser. 409, Class C16, IO, 4s, 2040	29,865,868	3,700,959
Ser. 405, Class 2, IO, 4s, 2040	487,552	65,361
Ser. 12-148, Class CI, IO, 3s, 2042	13,523,661	1,751,449
Ser. 13-35, Class IP, IO, 3s, 2042	24,186,333	3,015,733
Ser. 13-30, Class IP, IO, 3s, 2041	42,836,333	4,959,633
Ser. 03-W10, Class 1, IO, 1.303s, 2043	9,286,040	371,079
Ser. 00-T6, IO, 0.754s, 2030	9,895,331	210,276
Ser. 01-T1, Class 1, IO, 0.739s, 2040	1,159,954	21,187
Ser. 01-50, Class B1, IO, 0.404s, 2041	495,115	4,951
Ser. 02-W8, Class 1, IO, 0.333s, 2042	14,013,237	166,407
Ser. 99-51, Class N, PO, zero %, 2029	145,646	140,046

Government National Mortgage Association
IFB Ser. 11-56, Class MS, 6.871s, 2041	82,667,870	91,134,640
IFB Ser. 10-151, Class SL, IO, 6.497s, 2039	23,988,531	3,945,394
IFB Ser. 10-163, Class SI, IO, 6.426s, 2037	29,859,966	4,105,716
IFB Ser. 11-3, Class SG, IO, 6.347s, 2041	8,643,136	1,713,588
IFB Ser. 10-35, Class CS, IO, 6.267s, 2040	20,715,079	3,987,591
IFB Ser. 10-26, Class QS, IO, 6.047s, 2040	14,301,071	2,672,513
IFB Ser. 10-20, Class SC, IO, 5.947s, 2040	26,509,121	4,963,568
IFB Ser. 10-158, Class SA, IO, 5.847s, 2040	15,559,915	2,877,339
IFB Ser. 10-151, Class SA, 5.847s, 2040	15,466,115	2,859,839
IFB Ser. 10-61, Class SJ, IO, 5.847s, 2040	21,982,115	3,401,073
IFB Ser. 11-70, Class SM, IO, 5.687s, 2041	32,221,000	8,717,714
IFB Ser. 11-70, Class SH, IO, 5.687s, 2041	33,097,000	9,014,961
IFB Ser. 10-37, Class SG, IO, 5.497s, 2040	21,113,418	3,658,533
IFB Ser. 10-115, Class BS, IO, 5.197s, 2040	32,015,242	5,199,595
Ser. 13-3, Class IT, IO, 5s, 2043	21,894,869	4,200,080

Diversified Income Trust	19

MORTGAGE-BACKED SECURITIES (43.9%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 13-6, Class IC, IO, 5s, 2043	$19,480,781	$3,556,411
Ser. 12-146, Class IO, IO, 5s, 2042	41,550,300	7,368,530
Ser. 13-6, Class CI, IO, 5s, 2042	12,741,101	2,515,093
Ser. 10-35, Class UI, IO, 5s, 2040	24,204,467	4,663,676
Ser. 13-24, Class IC, IO, 4 1/2s, 2043	10,506,312	1,988,320
Ser. 13-24, Class IK, IO, 4 1/2s, 2043	32,802,691	6,068,170
Ser. 11-140, Class BI, IO, 4 1/2s, 2040	28,034,929	2,833,771
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	94,993,068	17,612,662
Ser. 10-168, Class PI, IO, 4 1/2s, 2039	27,704,450	3,443,109
Ser. 10-158, Class IP, IO, 4 1/2s, 2039	37,417,730	4,606,497
Ser. 10-98, Class PI, IO, 4 1/2s, 2037	13,554,819	1,397,773
Ser. 12-48, Class AI, IO, 3 1/2s, 2036	28,720,784	4,883,395
Ser. 11-70, PO, zero %, 2041	64,666,335	53,687,285
Ser. 06-36, Class OD, PO, zero %, 2036	41,498	38,219
Ser. 06-64, PO, zero %, 2034	152,676	150,196

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO,
5.984s, 2045	108,956,239	20,837,881

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A,
IO, 6.1s, 2028	577,234	95,244

		524,607,327
Commercial mortgage-backed securities (12.2%)
Banc of America Commercial Mortgage, Inc.
Ser. 06-4, Class AJ, 5.695s, 2046	14,900,000	14,675,949
Ser. 06-1, Class B, 5.49s, 2045	4,164,000	3,758,914
FRB Ser. 05-6, Class B, 5.188s, 2047	7,000,000	7,568,379

Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036	121,947	106,094
Ser. 01-1, Class K, 6 1/8s, 2036	2,468,104	1,071,942
Ser. 07-5, Class XW, IO, 0.369s, 2051	199,228,056	2,350,493

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 5.964s, 2042	3,629,000	3,873,958
FRB Ser. 07-PW17, Class AJ, 5.893s, 2050	12,097,000	11,613,120
FRB Ser. 06-PW12, Class AJ, 5.757s, 2038	5,354,000	5,438,197
Ser. 06-PW13, Class AJ, 5.611s, 2041	9,500,000	9,375,940
FRB Ser. 06-PW11, Class AJ, 5.45s, 2039	3,607,000	3,602,491
Ser. 05-PWR7, Class D, 5.304s, 2041	4,190,000	3,779,380
Ser. 05-PWR7, Class C, 5.235s, 2041	4,945,000	4,425,093
Ser. 05-PWR7, Class B, 5.214s, 2041	7,239,000	7,416,848
Ser. 05-PWR9, Class C, 5.055s, 2042	3,745,000	3,528,165
Ser. 05-PWR9, Class AJ, 4.985s, 2042	4,207,000	4,312,596

Citigroup Commercial Mortgage Trust
Ser. 06-C5, Class AJ, 5.482s, 2049	7,097,000	7,063,658
FRB Ser. 05-C3, Class B, 5.029s, 2043	16,007,000	14,792,069

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.036s, 2044	132,501,233	580,714

Commercial Mortgage Trust Ser. 07-C9, Class AJ, 5.65s, 2049	4,469,000	4,743,397

20	Diversified Income Trust

MORTGAGE-BACKED SECURITIES (43.9%)* cont.		Principal amount	Value

Commercial mortgage-backed securities cont.
Commercial Mortgage Trust 144A
FRB Ser. 13-CR6, Class D, 4.316s, 2046		$2,789,000	$2,496,494
FRB Ser. 07-C9, Class AJFL, 0.892s, 2049		19,859,000	16,743,123

Cornerstone Titan PLC 144A
FRB Ser. 05-CT2A, Class E, 1.581s, 2014 (Ireland)	GBP	681,923	922,171
FRB Ser. 05-CT1A, Class D, 1.561s, 2014 (Ireland)	GBP	2,491,896	3,180,501

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)		$4,177,494	171,277

CS First Boston Mortgage Securities Corp. 144A
Ser. 02-CP5, Class H, 6.326s, 2035		9,440,000	9,462,042
Ser. 02-CP5, Class M, 5 1/4s, 2035		2,481,123	124,056

Deutsche Bank-UBS Commercial Mortgage Trust 144A FRB
Ser. 11-LC2A, Class D, 5.445s, 2044		6,729,000	7,007,029

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		2,235,111	2,235,111

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO,
1.085s, 2020		14,226,887	312,992

First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035		3,121,100	1,818,209

G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.204s, 2037
(Cayman Islands)		264,369	241,897

GE Capital Commercial Mortgage Corp.
FRB Ser. 05-C4, Class AJ, 5.306s, 2045		2,912,000	2,679,040
FRB Ser. 06-C1, Class AJ, 5.293s, 2044		6,144,000	6,140,068

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3, Class B,
4.965s, 2041		4,022,000	3,423,728

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3,
Class D, 4.986s, 2042		12,139,000	11,875,851

Greenwich Capital Commercial Funding Corp. 144A FRB
Ser. 03-C1, Class J, 5.363s, 2035		13,755,000	13,976,456

GS Mortgage Securities Corp. II 144A Ser. 05-GG4, Class XC, IO,
0.747s, 2039		359,141,749	5,566,697

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB
Ser. 05-2A, Class E, 2.204s, 2030 (Cayman Islands)		2,622,218	1,481,553

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.08s, 2051		17,358,000	17,725,990
FRB Ser. 06-LDP7, Class AJ, 5.871s, 2045		19,160,000	19,879,477
FRB Ser. 06-LDP7, Class B, 5.871s, 2045		5,589,000	4,582,421
Ser. 06-CB16, Class AJ, 5.623s, 2045		13,578,000	12,835,148
Ser. 06-LDP6, Class AJ, 5.565s, 2043		8,255,000	8,024,686
FRB Ser. 05-LDP3, Class D, 5.194s, 2042		7,091,000	6,559,175
FRB Ser. 04-CBX, Class B, 5.021s, 2037		2,344,000	2,311,457
FRB Ser. 04-C3, Class C, 4.981s, 2042		4,777,000	4,621,748
FRB Ser. 05-LDP2, Class C, 4.911s, 2042		3,650,000	3,494,875
FRB Ser. 13-C10, Class D, 4.3s, 2047		6,108,000	5,535,070

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 11-C3, Class E, 5.534s, 2046		3,280,000	3,402,672
FRB Ser. 12-LC9, Class E, 4.428s, 2047		5,319,000	4,968,212
Ser. 07-CB20, Class X1, IO, 0.134s, 2051		258,136,067	2,442,225

Diversified Income Trust	21

MORTGAGE-BACKED SECURITIES (43.9%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	$8,260,023	$8,425,223
Ser. 98-C4, Class J, 5.6s, 2035	3,535,000	3,928,799

LB-UBS Commercial Mortgage Trust FRB Ser. 06-C6, Class C,
5.482s, 2039	4,186,000	3,877,283

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO,
2.395s, 2028	466,677	1

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.248s, 2051	4,285,000	4,371,129
FRB Ser. 07-C1, Class A2, 5.746s, 2050	1,047,515	1,066,410
Ser. 04-KEY2, Class D, 5.046s, 2039	4,390,000	4,049,775

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.455s, 2037	2,966,291	137,339
Ser. 07-C5, Class X, IO, 4.594s, 2049	8,106,939	572,350

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 13-C8, Class D, 4.173s, 2048	6,644,000	6,162,310

Morgan Stanley Capital I 144A FRB Ser. 04-RR,
Class F7, 6s, 2039	11,496,823	11,022,579

N-Star Real Estate CDO, Ltd. 144A FRB Ser. 1A, Class C1A,
3.287s, 2038	2,016,779	1,714,262

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)	1,590,000	1,192,500

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038	4,357,727	653,659

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.995s, 2045	15,371,000	15,569,286
FRB Ser. 07-C34, Class AJ, 5.969s, 2046	8,227,000	8,359,455
FRB Ser. 06-C25, Class AJ, 5.734s, 2043	5,419,000	5,634,676
Ser. 06-C24, Class AJ, 5.658s, 2045	5,277,000	5,168,294
FRB Ser. 05-C20, Class B, 5.248s, 2042	18,287,522	18,104,062
FRB Ser. 05-C21, Class D, 5.241s, 2044	24,100,000	24,257,108
Ser. 07-C34, IO, 0.341s, 2046	70,891,947	857,793

WF-RBS Commercial Mortgage Trust 144A FRB Ser. 13-C11,
Class D, 4.186s, 2045	3,820,000	3,507,238

		428,950,379
Residential mortgage-backed securities (non-agency) (16.8%)
Adjustable Rate Mortgage Trust FRB Ser. 06-2, Class 1A1,
3.224s, 2036	9,614,472	8,508,807

American Home Mortgage Assets Ser. 07-5, Class XP, IO, PO,
zero %, 2047	69,385,308	8,811,934

Banc of America Funding Corp.
Ser. 06-2, Class 2A13, 6s, 2036	6,763,129	7,050,562
FRB Ser. 06-G, Class 2A5, 0.483s, 2036	4,814,492	4,092,318

Banc of America Funding Corp. 144A
FRB Ser. 09-R12A, Class A2, 3.039s, 2036	4,199,445	2,876,620
FRB Ser. 10-R4, Class 3A3, 1.281s, 2046	12,689,147	7,038,670

Banc of America Mortgage Securities Ser. 05-11,
Class 1A10, 6s, 2035	5,800,000	5,655,000

Barclays Capital, LLC Trust
Ser. 13-RR1, Class 4A3, 20.47s, 2037	2,057,079	1,764,603
Ser. 13-RR1, Class 3A3, 16.917s, 2037	3,055,110	2,665,980

22	Diversified Income Trust

MORTGAGE-BACKED SECURITIES (43.9%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Barclays Capital, LLC Trust
Ser. 13-RR1, Class 10A2, 16.593s, 2036	$6,381,797	$5,935,072
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036	1,880,269	996,543
Ser. 13-RR1, Class 2A4, 11.315s, 2036	4,952,337	4,949,267
Ser. 13-RR1, Class 9A4, 10.594s, 2036	2,307,000	2,407,885
Ser. 13-RR1, Class 3A2, 4s, 2037	3,331,036	3,389,329
Ser. 13-RR1, Class 4A2, 4s, 2037	3,552,948	3,606,242
Ser. 12-RR10, Class 8A2, 4s, 2036	4,097,984	4,138,964
Ser. 13-RR1, Class 1A2, 2.874s, 2035	5,838,493	3,914,418
FRB Ser. 12-RR10, Class 9A2, 2.671s, 2035	9,321,295	7,550,249
Ser. 12-RR10, Class 4A2, 2.639s, 2036	6,490,341	5,338,305

Barclays Capital, LLC Trust 144A
Ser. 12-RR11, Class 9A3, 21.132s, 2037	5,098,902	4,792,968
FRB Ser. 12-RR12, Class 3A3, 20.031s, 2037	2,968,747	2,449,216
FRB Ser. 12-RR12, Class 2A3, 14.228s, 2035	3,115,269	3,076,328
Ser. 12-RR11, Class 4A3, 13.64s, 2037	3,906,682	2,695,611
FRB Ser. 11-RR4, Class 6A4, 13.206s, 2037	11,283,387	8,913,876
FRB Ser. 12-RR11, Class 5A3, 13.044s, 2037	1,583,130	1,005,287
FRB Ser. 13-RR2, Class 4A2, 9.391s, 2036	3,745,596	2,996,477
FRB Ser. 13-RR2, Class 3A2, 9.04s, 2036	3,193,000	3,134,887
FRB Ser. 13-RR2, Class 6A2, 7.471s, 2037	3,339,389	2,334,567
FRB Ser. 13-RR2, Class 1A2, 6.015s, 2037	6,163,516	4,129,556
FRB Ser. 10-RR12, Class 6A1, 5.999s, 2037	10,645,131	11,257,226
Ser. 12-RR11, Class 9A2, 4s, 2037	8,851,603	8,895,861
Ser. 12-RR12, Class 3A2, 4s, 2037	5,477,863	5,532,642
Ser. 12-RR11, Class 4A2, 4s, 2037	5,173,842	5,212,646
Ser. 12-RR12, Class 1A2, 4s, 2037	2,143,187	2,164,619
Ser. 12-RR11, Class 3A2, 4s, 2036	1,766,185	1,770,600
Ser. 12-RR12, Class 2A2, 4s, 2035	2,946,295	2,983,123
FRB Ser. 12-RR11, Class 5A2, 4s, 2037	3,196,909	3,244,863
FRB Ser. 12-RR12, Class 5A2, 2.95s, 2036	9,808,411	7,356,308
FRB Ser. 12-RR12, Class 4A2, 2.859s, 2036	5,844,755	3,331,510
FRB Ser. 09-RR6, Class 1A2, 2.47s, 2035	7,751,421	5,757,600
Ser. 09-RR7, Class 1A7, IO, 1.83s, 2046	394,740,807	17,763,336
Ser. 09-RR7, Class 2A7, IO, 1.636s, 2047	360,336,856	14,881,912

Bear Stearns Adjustable Rate Mortgage Trust FRB Ser. 06-1,
Class A1, 2.37s, 2036	3,428,595	3,325,737

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3,
Class M6, 5.079s, 2034	265,627	22,605

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046	63,890,330	2,057,269
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036	48,072,955	884,542

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 11-2, Class 3A2, 10.044s, 2037	6,434,161	6,063,232
FRB Ser. 11-12, Class 2A2, 0.574s, 2035	8,520,000	6,499,482

Countrywide Alternative Loan Trust Ser. 07-HY9, Class X, IO,
0.65s, 2047	48,339,258	2,157,381

Diversified Income Trust	23

MORTGAGE-BACKED SECURITIES (43.9%)* cont.		Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-4R,
Class 3A4, 2.83s, 2038		$6,487,000	$5,603,490

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.061s, 2043 (United Kingdom)	GBP	2,706,624	3,528,592
FRB Ser. 03-2, Class 2C1, 2.754s, 2043 (United Kingdom)	EUR	7,263,000	7,988,050

Green Tree Financial Corp. Ser. 95-F, Class B2, 7.1s, 2021		$53,176	52,235

Green Tree Home Improvement Loan Trust Ser. 95-D, Class B2,
7.45s, 2025		50,102	45,523

GSR Mortgage Loan Trust FRB Ser. 05-AR4, Class 3A5,
2.759s, 2035		4,000,000	3,672,280

Harborview Mortgage Loan Trust FRB Ser. 05-9, Class 2A1C,
0.653s, 2035		5,962,674	5,381,313

JPMorgan Mortgage Trust FRB Ser. 07-A1, Class 3A4,
3.03s, 2035		4,770,814	3,809,299

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, IO,
PO, 0.8s, 2047		34,081,693	1,090,614

Mortgage IT Trust FRB Ser. 05-3, Class A2, 0.554s, 2035		8,618,278	7,239,353

Nomura Resecuritization Trust 144A FRB Ser. 11-2RA,
Class 1A2, 5.29s, 2046		13,681,966	13,084,064

Residential Accredit Loans, Inc. Ser. 05-QR1, Class A, 6s, 2034		26,855,908	28,607,612

Structured Asset Mortgage Investments Trust Ser. 07-AR6,
Class X2, IO, 1/2s, 2047		130,802,723	3,113,105

WAMU Mortgage Pass-Through Certificates
FRB Ser. 07-HY6, Class 2A1, 4.725s, 2037		23,570,298	19,916,902
FRB Ser. 06-AR7, Class 3A1B, 2.462s, 2046		5,674,447	3,475,599
FRB Ser. 04-AR14, Class B1, 2.441s, 2035		6,769,156	4,146,108
Ser. 05-AR17, Class X, IO, PO, 1.63s, 2045		140,481,255	9,142,941
Ser. 04-AR10, Class X, IO, PO, 1.61s, 2044		44,943,801	2,669,887
FRB Ser. 06-AR1, Class 2A1B, 1.247s, 2046		17,310,949	14,930,694
FRB Ser. 06-AR1, Class 2A1C, 1.247s, 2046		17,180,538	10,050,615
FRB Ser. 06-AR9, Class 1A, 1.177s, 2046		26,201,495	21,485,226
FRB Ser. 06-AR4, Class 1A1B, 1.117s, 2046		7,969,723	5,977,292
Ser. 06-AR11, Class 2XPP, IO, PO, 0.978s, 2046		96,073,251	2,750,577
FRB Ser. 05-AR8, Class B1, 0.874s, 2045		26,903,280	12,644,542
FRB Ser. 05-AR19, Class A1C3, 0.704s, 2045		12,973,240	10,119,127
FRB Ser. 05-AR13, Class A1C3, 0.694s, 2045		39,243,095	30,805,829
FRB Ser. 05-AR17, Class A1C3, 0.684s, 2045		7,854,633	4,241,502
FRB Ser. 05-AR15, Class A1C3, 0.684s, 2045		10,823,194	5,628,061
FRB Ser. 05-AR8, Class 2AC2, 0.664s, 2045		12,279,198	10,652,205
FRB Ser. 05-AR11, Class A1B2, 0.654s, 2045		7,298,727	6,386,386
FRB Ser. 05-AR13, Class A1B2, 0.634s, 2045		9,082,037	7,901,372
FRB Ser. 05-AR17, Class A1B2, 0.614s, 2045		1,886,419	1,575,160
FRB Ser. 05-AR19, Class A1C4, 0.604s, 2045		4,968,626	3,838,263
FRB Ser. 05-AR11, Class A1B3, 0.604s, 2045		14,140,004	12,372,504
FRB Ser. 05-AR8, Class 2AC3, 0.594s, 2045		4,256,300	3,671,059
FRB Ser. 05-AR1, Class A1B, 0.594s, 2045		6,717,237	5,541,721
FRB Ser. 05-AR19, Class A1B3, 0.554s, 2045		3,952,128	3,477,872
FRB Ser. 05-AR6, Class 2AB3, 0.474s, 2045		4,214,854	3,666,923

24	Diversified Income Trust

MORTGAGE-BACKED SECURITIES (43.9%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Wells Fargo Mortgage Backed Securities Trust
Ser. 05-16, Class A18, 6s, 2036	$6,180,000	$6,450,684
Ser. 08-1, Class 4A1, 5 3/4s, 2038	10,092,719	10,698,515
Ser. 07-12, Class A7, 5 1/2s, 2037	3,103,516	3,235,415
Ser. 07-5, Class 1A1, 5 1/2s, 2037	14,732,680	15,501,726
FRB Ser. 06-AR11, Class A6, 5.165s, 2036	7,359,339	6,861,333
FRB Ser. 05-AR6, Class B1, 5.002s, 2035	5,623,647	5,050,400
FRB Ser. 05-AR16, Class 4A2, 2.651s, 2035	4,842,847	4,752,286
FRB Ser. 06-AR2, Class 2A3, 2.641s, 2036	5,737,682	5,622,928

		595,839,219

Total mortgage-backed securities (cost $1,451,676,845)		$1,549,396,925

CORPORATE BONDS AND NOTES (37.8%)*	Principal amount	Value

Basic materials (2.7%)
ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)	$1,275,000	$1,613,855

ArcelorMittal sr. unsec. unsub. notes 7 1/2s, 2039 (France)	1,290,000	1,325,475

Ashland, Inc. 144A company guaranty sr. unsec. unsub. notes
4 3/4s, 2022	1,050,000	1,068,375

Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022	1,871,000	1,894,388

Ashland, Inc. 144A sr. unsec. unsub. notes 3s, 2016	3,880,000	3,938,200

Atkore International, Inc. company guaranty sr. notes
9 7/8s, 2018	3,422,000	3,755,645

Axiall Corp. 144A company guaranty sr. unsec. notes
4 7/8s, 2023	155,000	157,713

Boise Cascade LLC/Boise Cascade Finance Corp. 144A sr.
unsec. notes 6 3/8s, 2020 (United Kingdom)	280,000	296,100

Celanese US Holdings, LLC company guaranty sr. unsec. unsub.
notes 4 5/8s, 2022 (Germany)	990,000	992,475

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)	2,735,000	2,981,150

Cemex Finance, LLC 144A company guaranty sr. bonds
9 1/2s, 2016	2,360,000	2,554,700

Cemex Finance, LLC 144A company guaranty sr. notes
9 3/8s, 2022	955,000	1,110,188

CEMEX SAB de CV 144A company guaranty sr. notes 9 1/2s,
2018 (Mexico)	845,000	982,313

CEMEX SAB de CV 144A company guaranty sr. notes 5 7/8s,
2019 (Mexico)	580,000	585,800

Compass Minerals International, Inc. company guaranty sr.
unsec. notes 8s, 2019	103,000	111,755

Eagle Spinco, Inc. 144A company guaranty sr. unsec. notes
4 5/8s, 2021	1,830,000	1,862,025

Edgen Murray Corp. 144A company guaranty sr. notes
8 3/4s, 2020	940,000	975,250

Ferro Corp. sr. unsec. notes 7 7/8s, 2018	1,674,000	1,736,775

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s,
2015 (Australia)	2,579,000	2,695,055

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s,
2018 (Australia)	2,302,000	2,422,855

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes
6 7/8s, 2022 (Australia)	1,125,000	1,178,438

Diversified Income Trust	25

CORPORATE BONDS AND NOTES (37.8%)* cont.		Principal amount	Value

Basic materials cont.
Graphic Packaging International, Inc. company guaranty sr.
unsec. notes 4 3/4s, 2021		$290,000	$294,350

Grohe Holding GmbH 144A company company guaranty sr.
FRN notes 4.203s, 2017 (Germany)	EUR	3,548,000	4,543,550

HD Supply, Inc. company guaranty sr. unsec. unsub. notes
11 1/2s, 2020		$2,984,000	3,536,040

HD Supply, Inc. company guaranty sr. unsec. sub. notes
10 1/2s, 2021		814,000	846,560

HD Supply, Inc. 144A sr. unsec. notes 7 1/2s, 2020		1,400,000	1,473,500

Hexion U.S. Finance Corp. 144A sr. notes 6 5/8s, 2020		1,980,000	1,984,950

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC
company guaranty sr. notes 8 7/8s, 2018		1,725,000	1,785,375

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC
144A company guaranty sr. notes 8 7/8s, 2018		424,000	439,900

Huntsman International, LLC company guaranty sr. unsec. sub.
notes 8 5/8s, 2021		2,841,000	3,196,125

Huntsman International, LLC company guaranty sr. unsec. sub.
notes 8 5/8s, 2020		1,100,000	1,229,250

Huntsman International, LLC company guaranty sr. unsec.
unsub. notes 4 7/8s, 2020		995,000	1,002,463

Huntsman International, LLC 144A sr. unsec. notes 4 7/8s, 2020		660,000	664,950

IAMGOLD Corp. 144A company guaranty sr. unsec. notes
6 3/4s, 2020 (Canada)		591,000	568,838

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015
(United Kingdom)		140,000	147,350

INEOS Finance PLC 144A company guaranty sr. notes 7 1/2s,
2020 (United Kingdom)		1,205,000	1,310,438

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019		2,472,000	2,790,270

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub.
notes 7 1/2s, 2020		1,614,000	1,835,925

LyondellBasell Industries NV sr. unsec. notes 6s, 2021		2,490,000	2,950,650

LyondellBasell Industries NV sr. unsec. unsub. notes
5 3/4s, 2024		2,335,000	2,737,788

LyondellBasell Industries NV sr. unsec. unsub. notes 5s, 2019		4,200,000	4,746,000

Momentive Performance Materials, Inc. company guaranty sr.
notes 10s, 2020		392,000	392,000

Momentive Performance Materials, Inc. company guaranty sr.
notes 8 7/8s, 2020		750,000	774,375

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)		794,000	834,018

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020		1,585,000	1,787,088

Nufarm Australia Ltd. 144A company guaranty sr. notes 6 3/8s,
2019 (Australia)		548,000	579,510

Orion Engineered Carbons Bondco GmbH 144A company
guaranty sr. notes 9 5/8s, 2018 (Germany)		154,000	171,325

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s,
2017 (Sweden)		1,560,000	1,649,700

PetroLogistics LP/Petrologistics Finance Corp. 144A company
guaranty sr. unsec. notes 6 1/4s, 2020		290,000	293,625

PolyOne Corp. 144A sr. unsec. notes 5 1/4s, 2023		1,325,000	1,334,938

PQ Corp. 144A sr. notes 8 3/4s, 2018		1,255,000	1,342,850

26	Diversified Income Trust

CORPORATE BONDS AND NOTES (37.8%)* cont.		Principal amount	Value

Basic materials cont.
Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A
company guaranty sr. unsec. notes 10s, 2020		$435,000	$491,550

Ryerson, Inc./Joseph T Ryerson & Son, Inc. 144A company
guaranty sr. notes 9s, 2017		1,304,000	1,424,620

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020		909,000	991,946

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023		1,065,000	1,071,656

Smurfit Kappa Acquisitions 144A company guaranty sr. notes
4 7/8s, 2018 (Ireland)		675,000	688,945

Smurfit Kappa Treasury company guaranty sr. unsec. unsub.
debs 7 1/2s, 2025 (Ireland)		82,000	90,200

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes
6 3/8s, 2022		305,000	329,400

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes
6 1/8s, 2019		405,000	437,400

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes
5 1/4s, 2023		190,000	190,950

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020		1,340,000	1,396,950

Tronox Finance, LLC 144A company guaranty sr. unsec. notes
6 3/8s, 2020		2,730,000	2,648,100

US Coatings Acquisition, Inc./Flash Dutch 2 BV 144A company
guaranty sr. unsec. notes 7 3/8s, 2021 (Netherlands)		445,000	468,363

US Coatings Acquisition, Inc./Flash Dutch 2 BV 144A company
guaranty sr. notes 5 3/4s, 2021 (Netherlands)		320,000	419,422

USG Corp. sr. unsec. notes 9 3/4s, 2018		1,317,000	1,560,645

Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec.
notes 6s, 2023		505,000	520,150

			94,212,528
Capital goods (2.2%)
ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020		2,255,000	2,429,763

American Axle & Manufacturing, Inc. company guaranty sr.
unsec. notes 7 3/4s, 2019		3,121,000	3,440,903

ARD Finance SA 144A sr. notes 11 1/8s, 2018 (Luxembourg) ‡‡		1,027,300	1,119,757

ARD Finance SA 144A sr. notes 11 1/8s, 2018 (Luxembourg) ‡‡	EUR	791,139	1,101,976

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s,
2017 (Ireland)	EUR	500,000	690,815

Ardagh Packaging Finance PLC 144A company guaranty sr.
notes 7 3/8s, 2017 (Ireland)	EUR	685,000	946,417

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)		$250,000	273,750

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
144A sr. unsec. notes 7s, 2020 (Ireland)		1,450,000	1,493,500

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
144A sr. notes 4 7/8s, 2022 (Ireland)		735,000	727,650

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020		4,330,000	4,790,063

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022		1,425,000	1,473,094

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018		1,194,000	1,332,803

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017 ‡‡		650,000	697,125

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)		455,000	470,925

Bombardier, Inc. 144A sr. notes 4 1/4s, 2016 (Canada)		1,091,000	1,131,913

Briggs & Stratton Corp. company guaranty sr. unsec. notes
6 7/8s, 2020		3,139,000	3,515,680

Diversified Income Trust	27

CORPORATE BONDS AND NOTES (37.8%)* cont.		Principal amount	Value

Capital goods cont.
Consolidated Container Co. LLC/Consolidated Container
Capital, Inc. 144A company guaranty sr. unsec. notes
10 1/8s, 2020		$181,000	$198,195

Crown Americas LLC/Crown Americas Capital Corp. IV 144A
company guaranty sr. unsec. notes 4 1/2s, 2023		540,000	525,150

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)	EUR	475,000	660,262

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023		$1,390,000	1,466,450

Dematic SA/DH Services Luxembourg Sarl 144A company
guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)		1,875,000	1,950,000

Exide Technologies sr. notes 8 5/8s, 2018		572,000	491,205

GrafTech International, Ltd. 144A company guaranty sr. unsec.
notes 6 3/8s, 2020		1,808,000	1,871,280

KION Finance SA 144A sr. notes 6 3/4s, 2020 (Luxembourg)		590,000	807,448

Kratos Defense & Security Solutions, Inc. company guaranty sr.
notes 10s, 2017		2,585,000	2,843,500

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)		3,324,000	4,451,603

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes
5 7/8s, 2022		1,838,000	1,929,900

MasTec, Inc. company guaranty sr. unsec. unsub. notes
4 7/8s, 2023		670,000	664,138

Milacron LLC/Mcron Finance Corp. 144A sr. unsec. notes
7 3/4s, 2021		290,000	299,788

Mueller Water Products, Inc. company guaranty sr. unsec.
unsub. notes 8 3/4s, 2020		864,000	982,800

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016		3,373,000	3,432,028

Polypore International, Inc. company guaranty sr. unsec. notes
7 1/2s, 2017		1,445,000	1,549,763

Rexam PLC unsec. sub. FRB bonds 6 3/4s, 2067
(United Kingdom)	EUR	560,000	751,381

Rexel SA company guaranty sr. unsec. notes 8 1/4s,
2016 (France)	EUR	1,019,000	1,420,747

Rexel SA 144A company guaranty sr. unsec. unsub. notes
6 1/8s, 2019 (France)		$2,425,000	2,564,438

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/
Reynolds Group Issuer Lu company guaranty sr. unsec. unsub.
notes 9 7/8s, 2019		885,000	969,075

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/
Reynolds Group Issuer Lu company guaranty sr. unsec. unsub.
notes 9s, 2019		3,375,000	3,569,063

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/
Reynolds Group Issuer Lu company guaranty sr. unsec. unsub.
notes 8 1/4s, 2021		680,000	700,400

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/
Reynolds Group Issuer Lu company guaranty sr. notes
7 7/8s, 2019		1,325,000	1,460,813

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/
Reynolds Group Issuer Lu company guaranty sr. notes
5 3/4s, 2020		965,000	983,094

Silver II Borrower/Silver II US Holdings, LLC 144A company
guaranty sr. unsec. unsub. notes 7 3/4s, 2020 (Luxembourg)		525,000	559,125

28	Diversified Income Trust

CORPORATE BONDS AND NOTES (37.8%)* cont.	Principal amount	Value

Capital goods cont.
Tenneco, Inc. company guaranty sr. unsec. unsub. notes
7 3/4s, 2018	$2,190,000	$2,409,000

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020	1,830,000	2,010,713

Terex Corp. company guaranty sr. unsec. unsub. notes
6 1/2s, 2020	415,000	442,494

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021	1,980,000	2,086,425

Thermadyne Holdings Corp. company guaranty sr.
notes 9s, 2017	3,154,000	3,437,860

Thermon Industries, Inc. company guaranty sr. notes
9 1/2s, 2017	1,893,000	2,101,230

TransDigm, Inc. company guaranty unsec. sub. notes
7 3/4s, 2018	2,171,000	2,382,673

Triumph Group, Inc. 144A sr. unsec. notes 4 7/8s, 2021	1,395,000	1,408,950

		79,017,125
Communication services (5.2%)
Altice Finco SA 144A sr. unsec. notes 9 7/8s,
2020 (Luxembourg)	910,000	1,019,200

Bresnan Broadband Holdings, LLC 144A company guaranty sr.
unsec. unsub. notes 8s, 2018	847,000	923,230

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017	1,483,000	1,727,695

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018	179,000	200,704

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 6 1/2s, 2021	1,634,000	1,725,913

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. unsub. notes 5 1/8s, 2023	630,000	613,463

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsub. notes 7s, 2019	3,076,000	3,314,390

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020	380,000	388,550

Cequel Communications Escrow Capital Corp. 144A sr. unsec.
notes 6 3/8s, 2020	375,000	389,063

Cincinnati Bell, Inc. company guaranty sr. unsec. notes
8 3/8s, 2020	531,000	552,240

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes
8 3/4s, 2018	302,000	300,490

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes
8 1/4s, 2017	2,017,000	2,138,020

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A
company guaranty sr. notes 12s, 2015	3,103,000	3,347,361

Cricket Communications, Inc. company guaranty sr. unsec.
notes 7 3/4s, 2020	2,501,000	2,494,748

Cricket Communications, Inc. company guaranty sr. unsub.
notes 7 3/4s, 2016	3,523,000	3,677,131

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019	950,000	1,037,875

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023	1,255,000	1,276,963

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021	2,275,000	2,559,375

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)	3,373,000	3,566,948

DISH DBS Corp. company guaranty notes 7 1/8s, 2016	1,370,000	1,522,413

DISH DBS Corp. company guaranty notes 6 5/8s, 2014	3,500,000	3,723,125

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021	2,657,000	2,949,270

Equinix, Inc. sr. unsec. notes 7s, 2021	1,840,000	2,037,800

Diversified Income Trust	29

CORPORATE BONDS AND NOTES (37.8%)* cont.		Principal amount	Value

Communication services cont.
Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021		$620,000	$711,450

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017		710,000	830,700

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018		4,695,000	5,340,563

Frontier Communications Corp. sr. unsec. unsub. notes
7 5/8s, 2024		475,000	489,250

Hughes Satellite Systems Corp. company guaranty sr. notes
6 1/2s, 2019		1,949,000	2,139,028

Hughes Satellite Systems Corp. company guaranty sr. unsec.
notes 7 5/8s, 2021		3,202,000	3,662,288

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s,
2017 (United Kingdom)		4,928,000	5,248,320

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes
7 1/2s, 2021 (Bermuda)		1,949,000	2,168,263

Intelsat Jackson Holdings SA 144A sr. unsec. notes 6 5/8s,
2022 (Bermuda)		770,000	815,238

Intelsat Luxembourg SA company guaranty sr. unsec. notes
11 1/2s, 2017 (Luxembourg)		7,278,093	7,729,335

Intelsat Luxembourg SA company guaranty sr. unsec. notes
11 1/4s, 2017 (Luxembourg)		2,801,000	2,983,065

Intelsat Luxembourg SA 144A company guaranty sr. unsec.
notes 8 1/8s, 2023 (Luxembourg) ##		1,190,000	1,209,338

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021
(Luxembourg) ##		3,378,000	3,437,115

Intelsat Luxembourg SA 144A sr. unsec. notes 6 3/4s, 2018
(Luxembourg) ##		2,470,000	2,544,100

Kabel Deutschland GmbH 144A sr. bonds 6 1/2s,
2018 (Germany)	EUR	1,560,000	2,129,007

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 9 3/8s, 2019		$1,699,000	1,904,919

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 8 5/8s, 2020		1,493,000	1,664,695

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 8 1/8s, 2019		515,000	566,500

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub.
notes 7s, 2020		183,000	191,693

Lynx I Corp. 144A sr. notes 6s, 2021		2,160,000	3,372,267

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes
9 1/8s, 2019		386,000	430,873

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes
7 7/8s, 2018		4,456,000	4,879,320

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec.
unsub. notes 6 5/8s, 2023		2,090,000	2,131,800

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec.
unsub. notes 6 1/4s, 2021		1,900,000	1,933,250

NII Capital Corp. company guaranty sr. unsec. unsub.
notes 10s, 2016		3,892,000	3,493,070

NII Capital Corp. company guaranty sr. unsec. unsub. notes
8 7/8s, 2019		353,000	265,633

NII Capital Corp. company guaranty sr. unsec. unsub. notes
7 5/8s, 2021		1,502,000	1,081,440

30	Diversified Income Trust

CORPORATE BONDS AND NOTES (37.8%)* cont.		Principal amount	Value

Communication services cont.
NII International Telecom Sarl 144A company guaranty sr. unsec.
notes 11 3/8s, 2019 (Luxembourg)		$525,000	$548,625

PAETEC Holding Corp. company guaranty sr. unsec. notes
9 7/8s, 2018		3,202,000	3,674,295

Phones4U Finance PLC 144A sr. notes 9 1/2s, 2018
(United Kingdom)	GBP	2,520,000	3,982,174

Quebecor Media, Inc. 144A sr. unsec. notes 5 3/4s,
2023 (Canada)		$1,638,000	1,670,760

Qwest Corp. sr. unsec. notes 7 1/2s, 2014		610,000	664,878

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		1,375,000	1,561,929

SBA Telecommunications, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2019		2,503,000	2,759,558

SBA Telecommunications, Inc. 144A company guaranty sr.
unsec. unsub. notes 5 3/4s, 2020		520,000	540,800

Sprint Capital Corp. company guaranty 8 3/4s, 2032		1,134,000	1,352,295

Sprint Capital Corp. company guaranty 6 7/8s, 2028		3,610,000	3,691,225

Sprint Nextel Corp. sr. notes 8 3/8s, 2017		4,280,000	4,980,850

Sprint Nextel Corp. sr. unsec. notes 6s, 2016		1,886,000	2,046,310

Sprint Nextel Corp. sr. unsec. unsub. notes 9 1/8s, 2017		1,625,000	1,921,563

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020		1,152,000	1,267,200

Sprint Nextel Corp. 144A company guaranty sr. unsec.
notes 9s, 2018		4,027,000	4,978,379

Sunrise Communications International SA 144A company
guaranty sr. notes 7s, 2017 (Luxembourg)	EUR	495,000	678,012

Sunrise Communications International SA 144A company
guaranty sr. notes 7s, 2017 (Luxembourg)	CHF	540,000	605,667

Telenet Finance V Luxembourg SCA 144A bonds 6 3/4s,
2024 (Luxembourg)	EUR	2,690,000	3,620,691

Telenet Finance V Luxembourg SCA 144A bonds 6 1/4s,
2022 (Luxembourg)		$790,000	1,054,677

Unitymedia GmbH company guaranty sr. notes Ser. REGS,
9 5/8s, 2019 (Germany)	EUR	2,398,000	3,435,028

Unitymedia GmbH 144A sr. sub. notes 9 1/2s, 2021 (Germany)	EUR	665,000	974,260

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH sr.
notes 7 1/2s, 2019 (Germany)	EUR	1,855,000	2,584,086

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
144A company guaranty sr. notes 8 1/8s, 2017 (Germany)	EUR	627,054	861,936

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
144A company guaranty sr. notes 5 1/8s, 2023 (Germany)		$3,270,000	4,056,723

UPC Holdings BV bonds 8 3/8s, 2020 (Netherlands)		1,986,000	2,786,406

Videotron Ltee company guaranty sr. unsec. unsub. notes 5s,
2022 (Canada)		1,518,000	1,540,770

Virgin Media Finance PLC company guaranty sr. unsec. bonds
8 7/8s, 2019 (United Kingdom)	GBP	162,000	271,962

Virgin Media Finance PLC company guaranty sr. unsec. unsub.
notes 5 1/4s, 2022 (United Kingdom)		$730,000	741,830

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018		1,026,000	1,113,210

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019		2,430,000	2,587,950

WideOpenWest Finance, LLC/WideOpenWest Capital Corp.
144A company guaranty sr. unsec. notes 10 1/4s, 2019		2,992,000	3,328,600

Diversified Income Trust	31

CORPORATE BONDS AND NOTES (37.8%)* cont.		Principal amount	Value

Communication services cont.
Wind Acquisition Finance SA company guaranty sr. notes
Ser. REGS, 7 3/8s, 2018 (Luxembourg)	EUR	301,000	$399,774

Wind Acquisition Finance SA 144A company guaranty sr. notes
7 3/8s, 2018 (Luxembourg)	EUR	4,110,000	5,366,557

Wind Acquisition Finance SA 144A company guaranty sr. notes
7 1/4s, 2018 (Luxembourg)		$1,135,000	1,181,819

Wind Acquisition Holdings Finance SA company guaranty sr.
notes 12 1/4s, 2017 (Luxembourg) ‡‡		1,422,328	1,864,235

Windstream Corp. company guaranty sr. unsec. unsub. notes
8 1/8s, 2018		710,000	777,450

Windstream Corp. company guaranty sr. unsec. unsub. notes
7 7/8s, 2017		2,884,000	3,294,970

Windstream Corp. company guaranty sr. unsec. unsub. notes
7 3/4s, 2021		780,000	850,200

Windstream Corp. 144A company guaranty sr. unsec. notes
6 3/8s, 2023		815,000	808,888

			185,265,029
Consumer cyclicals (6.3%)
Academy, Ltd./Academy Finance Corp. 144A company
guaranty sr. unsec. notes 9 1/4s, 2019		360,000	405,900

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes
11 5/8s, 2015		570,000	361,950

Affinion Group, Inc. company guaranty sr. unsec. notes
7 7/8s, 2018		4,005,000	3,163,950

Affinion Group, Inc. company guaranty sr. unsec. sub. notes
11 1/2s, 2015		3,145,000	2,744,013

AMC Entertainment, Inc. company guaranty sr. sub. notes
9 3/4s, 2020		2,673,000	3,083,974

American Casino & Entertainment Properties LLC sr.
notes 11s, 2014		3,304,000	3,328,780

Ashtead Capital, Inc. 144A company guaranty sr. notes
6 1/2s, 2022		765,000	831,938

Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018		2,870,000	3,264,625

Autonation, Inc. company guaranty sr. unsec. unsub. notes
5 1/2s, 2020		565,000	613,025

Beazer Homes USA, Inc. company guaranty sr. unsec. notes
8 1/8s, 2016		550,000	595,375

Beazer Homes USA, Inc. 144A company guaranty sr. unsec.
notes 7 1/4s, 2023		1,909,000	1,947,180

Bon-Ton Department Stores, Inc. (The) company guaranty notes
10 5/8s, 2017		2,390,000	2,392,988

Boyd Gaming Corp. company guaranty sr. unsec. notes
9 1/8s, 2018		600,000	636,375

Brookfield Residential Properties, Inc. 144A company guaranty
sr. unsec. notes 6 1/2s, 2020 (Canada)		2,065,000	2,209,550

Building Materials Corp. 144A company guaranty sr. notes
7 1/2s, 2020		1,185,000	1,293,131

Building Materials Corp. 144A sr. notes 7s, 2020		2,425,000	2,631,125

Building Materials Corp. 144A sr. notes 6 3/4s, 2021		1,965,000	2,146,763

Burlington Coat Factory Warehouse Corp. company guaranty sr.
unsec. notes 10s, 2019		1,865,000	2,070,150

32	Diversified Income Trust

CORPORATE BONDS AND NOTES (37.8%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Burlington Holdings, LLC/Burlington Holding Finance, Inc. 144A
sr. unsec. notes 9s, 2018 ‡‡		$580,000	$588,700

Caesars Entertainment Operating Co., Inc. company guaranty sr.
notes 10s, 2018		2,674,000	1,821,663

Caesars Entertainment Operating Co., Inc. sr. notes
11 1/4s, 2017		3,259,000	3,466,761

Caesars Entertainment Operating Co., Inc. 144A company
guaranty sr. notes 9s, 2020		4,650,000	4,679,063

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp. company guaranty sr. unsec. notes 9 1/8s, 2018		855,000	957,600

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2021		945,000	939,094

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018		2,760,000	2,760,000

Choice Hotels International, Inc. company guaranty sr. unsec.
unsub. notes 5 3/4s, 2022		735,000	814,931

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes
8 1/4s, 2021		3,825,000	4,269,656

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes
7 3/8s, 2021		680,000	759,900

CityCenter Holdings LLC/CityCenter Finance Corp. company
guaranty notes 10 3/4s, 2017		4,530,625	5,006,341

Clear Channel Communications, Inc. company guaranty sr.
notes 9s, 2021		4,178,000	3,901,208

Clear Channel Communications, Inc. 144A company guaranty sr.
notes 9s, 2019		1,221,000	1,173,686

Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. notes 7 5/8s, 2020		703,000	733,756

Cumulus Media Holdings, Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2019		3,470,000	3,565,425

FelCor Lodging LP company guaranty sr. notes 10s, 2014 R		1,487,000	1,661,723

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019 R		3,355,000	3,640,175

FelCor Lodging LP 144A sr. notes 5 5/8s, 2023 R		450,000	458,438

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018		3,940,000	4,339,555

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021		1,480,000	1,691,725

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021		2,635,000	2,987,761

Gray Television, Inc. company guaranty sr. unsec. notes
7 1/2s, 2020		1,200,000	1,281,000

Great Canadian Gaming Corp. 144A company guaranty sr.
unsec. notes 6 5/8s, 2022 (Canada)	CAD	2,495,000	2,563,279

Grupo Televisa, S.A.B sr. unsec. bonds 6 5/8s, 2040 (Mexico)		$900,000	1,096,153

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)		775,000	902,674

Hanesbrands, Inc. company guaranty sr. unsec. notes
6 3/8s, 2020		2,197,000	2,391,984

Hanesbrands, Inc. sr. unsec. notes 8s, 2016		485,000	525,619

Igloo Holdings Corp. 144A sr. unsec. unsub. notes
8 1/4s, 2017 ‡‡		900,000	929,250

Interactive Data Corp. company guaranty sr. unsec. notes
10 1/4s, 2018		1,769,000	2,012,238

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub.
notes 8 7/8s, 2020		1,235,000	1,343,063

Diversified Income Trust	33

CORPORATE BONDS AND NOTES (37.8%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub.
notes 7 3/4s, 2019		$4,588,000	$4,989,450

Isle of Capri Casinos, Inc. 144A sr. unsec. notes 5 7/8s, 2021		1,725,000	1,725,000

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s,
2016 (Denmark)	EUR	2,485,000	3,280,961

Jaguar Land Rover Automotive PLC 144A company guaranty sr.
unsec. unsub. notes 5 5/8s, 2023 (United Kingdom)		$450,000	468,031

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1,
7 1/2s, 2020	EUR	265,000	359,301

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes
9 3/4s, 2019 ‡‡		$700,000	735,000

K Hovnanian Enterprises, Inc. 144A company guaranty notes
9 1/8s, 2020		485,000	541,381

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020		1,060,000	1,176,600

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014		655,000	705,763

Lamar Media Corp. company guaranty sr. sub. notes
5 7/8s, 2022		580,000	627,850

Lear Corp. 144A company guaranty sr. unsec. notes
4 3/4s, 2023		1,815,000	1,769,625

Lender Processing Services, Inc. company guaranty sr. unsec.
unsub. notes 5 3/4s, 2023		1,875,000	1,954,688

Lennar Corp. 144A company guaranty sr. unsec. notes
4 3/4s, 2022		645,000	632,100

Limited Brands, Inc. company guaranty sr. unsec. notes
6 5/8s, 2021		2,755,000	3,113,150

Limited Brands, Inc. sr. notes 5 5/8s, 2022		855,000	906,300

Lottomatica Group SpA sub. FRN notes Ser. REGS, 8 1/4s,
2066 (Italy)	EUR	3,337,000	4,482,002

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018		$1,000,000	1,110,000

Macy’s Retail Holdings, Inc. company guaranty sr. unsec.
notes 5.9s, 2016		883,000	1,025,418

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s,
2015 (In default) †		1,765,000	123,550

Masonite International Corp., 144A company guaranty sr. notes
8 1/4s, 2021 (Canada)		1,420,000	1,576,200

MGM Resorts International company guaranty sr. unsec. notes
7 5/8s, 2017		2,555,000	2,836,050

MGM Resorts International company guaranty sr. unsec. notes
6 7/8s, 2016		915,000	995,063

MGM Resorts International company guaranty sr. unsec. unsub.
notes 7 3/4s, 2022		1,120,000	1,250,200

MGM Resorts International company guaranty sr. unsec. unsub.
notes 6 5/8s, 2021		360,000	378,450

MGM Resorts International 144A company guaranty sr. unsec.
notes 6 3/4s, 2020		1,160,000	1,229,600

Michaels Stores, Inc. company guaranty notes 11 3/8s, 2016		843,000	881,997

MTR Gaming Group, Inc. company guaranty notes
11 1/2s, 2019 ‡‡		4,615,776	4,788,868

Navistar International Corp. sr. notes 8 1/4s, 2021		2,516,000	2,560,030

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019		2,625,000	2,743,125

34	Diversified Income Trust

CORPORATE BONDS AND NOTES (37.8%)* cont.		Principal amount	Value

Consumer cyclicals cont.
New Academy Finance Co., LLC/New Academy Finance Corp.
144A sr. unsec. notes 8s, 2018 ‡‡		$365,000	$377,775

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec.
unsub. notes 6 7/8s, 2020		800,000	844,000

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr.
unsec. notes 7 3/4s, 2018		337,000	374,070

Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. notes
4 1/2s, 2020		900,000	898,875

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018		2,343,000	2,624,160

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021		1,625,000	1,803,750

Owens Corning company guaranty sr. unsec. notes 9s, 2019		679,000	869,120

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019		2,466,000	2,786,580

Penske Automotive Group, Inc. 144A company guaranty sr. sub.
notes 5 3/4s, 2022		1,510,000	1,574,175

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes
9 1/4s, 2018		1,280,000	1,404,800

Petco Holdings, Inc. 144A sr. notes 8 1/2s, 2017 ‡‡		665,000	687,444

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes
8 5/8s, 2017		2,900,000	3,077,625

Realogy Corp. company guaranty sr. unsec. unsub. notes
11 1/2s, 2017		4,000,000	4,255,000

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019		695,000	761,025

Regal Entertainment Group company guaranty sr. unsec. notes
9 1/8s, 2018		3,500,000	3,928,750

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
144A sr. notes 9 1/2s, 2019		545,000	594,050

RSI Home Products, Inc. 144A company guaranty notes
6 7/8s, 2018		1,270,000	1,295,400

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016		3,139,000	3,452,900

Sabre, Inc. 144A sr. notes 8 1/2s, 2019		1,705,000	1,849,925

Schaeffler Finance BV 144A company guaranty sr. notes 8 3/4s,
2019 (Germany)	EUR	2,595,000	3,767,151

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s,
2019 (Germany)		$535,000	609,900

Sealy Mattress Co. 144A company guaranty sr. notes
10 7/8s, 2016		772,000	816,398

Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
notes 5 3/8s, 2021		665,000	660,013

Sinclair Television Group, Inc. 144A sr. notes 6 1/8s, 2022		670,000	701,825

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022		200,000	203,750

Six Flags Entertainment Corp. 144A company guaranty sr.
unsec. unsub. notes 5 1/4s, 2021		1,185,000	1,186,481

Spectrum Brands Escrow Corp. 144A sr. unsec. notes
6 5/8s, 2022		90,000	97,875

Spectrum Brands Escrow Corp. 144A sr. unsec. notes
6 3/8s, 2020		115,000	123,625

Spectrum Brands, Inc. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2020		1,125,000	1,213,594

Tempur-Pedic International, Inc. 144A company guaranty sr.
unsec. unsub. notes 6 7/8s, 2020		1,095,000	1,168,913

Diversified Income Trust	35

CORPORATE BONDS AND NOTES (37.8%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Toys R Us Property Co., LLC company guaranty sr. notes
8 1/2s, 2017		$2,265,000	$2,392,406

Toys R Us Property Co., LLC company guaranty sr. unsec. notes
10 3/4s, 2017		1,583,000	1,703,704

Travelport, LLC company guaranty sr. unsec. sub. notes
11 7/8s, 2016		2,243,000	1,906,550

Travelport, LLC company guaranty sr. unsec. unsub. notes
9 7/8s, 2014		997,000	1,001,985

Travelport, LLC 144A sr. notes Ser. B, 6.308s, 2016 ‡‡		717,043	659,680

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec.
notes 9s, 2016		1,853,000	1,859,949

TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017		4,975,000	5,752,344

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes
4 1/2s, 2021		475,000	482,125

TVN Finance Corp. III AB 144A company guaranty sr. unsec.
notes 7 7/8s, 2018 (Sweden)	EUR	270,000	362,609

Univision Communications, Inc. 144A company guaranty sr.
unsec. notes 8 1/2s, 2021		$1,584,000	1,710,720

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020		2,324,000	2,556,400

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019		1,500,000	1,605,000

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018		3,384,000	3,735,090

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes
10 1/4s, 2016 ‡‡		4,720,000	4,867,500

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		3,053,000	3,274,343

			223,828,320
Consumer staples (2.3%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. notes 9 3/4s, 2015	BRL	16,800,000	8,986,659

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company
guaranty sr. unsec. unsub. notes 8 1/4s, 2019		$520,000	576,550

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A
5 1/2s, 2023		710,000	708,225

Burger King Corp. company guaranty sr. unsec. notes
9 7/8s, 2018		1,492,000	1,713,935

CKE, Inc. 144A sr. unsec. notes 10 1/2s, 2016 ‡‡		1,567,762	1,665,747

Claire’s Stores, Inc. company guaranty sr. notes 8 7/8s, 2019		3,612,000	3,810,660

Claire’s Stores, Inc. 144A company guaranty sr. notes
6 1/8s, 2020		475,000	484,500

Claire’s Stores, Inc. 144A sr. notes 9s, 2019		2,975,000	3,361,750

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 7 1/4s, 2016		2,401,000	2,725,135

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 6s, 2022		885,000	966,863

Corrections Corp. of America 144A sr. unsec. notes
4 5/8s, 2023 R		480,000	491,400

Corrections Corp. of America 144A sr. unsec. notes
4 1/8s, 2020 R		380,000	387,125

Dean Foods Co. company guaranty sr. unsec. unsub. notes
9 3/4s, 2018		212,000	245,390

36	Diversified Income Trust

CORPORATE BONDS AND NOTES (37.8%)* cont.		Principal amount	Value

Consumer staples cont.
Dean Foods Co. company guaranty sr. unsec. unsub.
notes 7s, 2016		$2,498,000	$2,766,535

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018		4,296,000	4,897,440

Dole Food Co., Inc. 144A sr. notes 8s, 2016		1,710,000	1,778,400

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021		2,115,000	2,350,294

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018
(United Kingdom)	GBP	1,688,000	2,535,105

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s,
2023 (Austria)		$1,220,000	1,219,819

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020		2,160,000	2,162,700

HDTFS, Inc. company guaranty sr. unsec. notes 6 1/4s, 2022		280,000	303,800

Hertz Corp. (The) company guaranty sr. unsec. notes
7 1/2s, 2018		800,000	883,000

Hertz Corp. (The) company guaranty sr. unsec. notes
5 7/8s, 2020		280,000	295,400

Hertz Holdings Netherlands BV sr. bonds Ser. REGS, 8 1/2s,
2015 (Netherlands)	EUR	1,000,000	1,353,455

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s,
2015 (Netherlands)	EUR	2,129,000	2,881,506

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes
8 1/4s, 2020		$680,000	742,900

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes
7 1/4s, 2021		3,515,000	3,690,750

Landry’s Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018		955,000	1,000,363

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020		1,828,000	1,969,670

Post Holdings, Inc. company guaranty sr. unsec. notes
7 3/8s, 2022		910,000	995,313

Prestige Brands, Inc. company guaranty sr. unsec. notes
8 1/4s, 2018		2,730,000	2,975,700

Revlon Consumer Products Corp. 144A company guaranty sr.
unsec. notes 5 3/4s, 2021		1,855,000	1,861,956

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017		4,000,000	4,115,000

Rite Aid Corp. company guaranty sr. unsec. unsub. notes
9 1/2s, 2017		1,745,000	1,830,069

Rite Aid Corp. company guaranty sr. unsec. unsub. notes
9 1/4s, 2020		2,220,000	2,505,825

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020		595,000	672,350

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022		1,405,000	1,534,963

Spectrum Brands Holdings, Inc. company guaranty sr. notes
9 1/2s, 2018		3,360,000	3,805,200

United Rentals North America, Inc. company guaranty sr. unsec.
notes 7 5/8s, 2022		1,987,000	2,215,505

United Rentals North America, Inc. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2023		370,000	396,825

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020		653,000	688,915

Wok Acquisition Corp. 144A sr. unsec. notes 10 1/4s, 2020		260,000	278,200

			80,830,897

Diversified Income Trust	37

CORPORATE BONDS AND NOTES (37.8%)* cont.		Principal amount	Value

Energy (7.1%)
Access Midstream Partners, LP/ACMP Finance Corp. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2022		$765,000	$820,463

Access Midstream Partners, LP/ACMP Finance Corp. company
guaranty sr. unsec. notes 5 7/8s, 2021		1,947,000	2,063,820

Access Midstream Partners, LP/ACMP Finance Corp. company
guaranty sr. unsec. unsub. notes 4 7/8s, 2023		2,015,000	1,984,775

Alpha Natural Resources, Inc. company guaranty sr. unsec.
notes 6 1/4s, 2021		605,000	544,500

Alpha Natural Resources, Inc. company guaranty sr. unsec.
notes 6s, 2019		2,010,000	1,849,200

Anadarko Petroleum Corp. sr. notes 5.95s, 2016		3,610,000	4,155,015

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020		319,000	287,100

Arch Coal, Inc. company guaranty sr. unsec. unsub.
notes 7s, 2019		2,176,000	1,963,840

Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 144A
company guaranty sr. notes 6 5/8s, 2020		570,000	594,225

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020		520,000	565,500

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017		1,560,000	1,712,100

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes
8 5/8s, 2018		3,906,000	4,277,070

Chaparral Energy, Inc. company guaranty sr. unsec. notes
9 7/8s, 2020		1,640,000	1,894,200

Chaparral Energy, Inc. company guaranty sr. unsec. notes
8 1/4s, 2021		260,000	294,450

Chesapeake Energy Corp. company guaranty sr. unsec. bonds
6 1/4s, 2017	EUR	565,000	774,921

Chesapeake Energy Corp. company guaranty sr. unsec. notes
9 1/2s, 2015		$4,650,000	5,254,500

Chesapeake Energy Corp. company guaranty sr. unsec. notes
5 3/4s, 2023		475,000	481,531

Concho Resources, Inc. company guaranty sr. unsec. notes
6 1/2s, 2022		3,280,000	3,575,200

Concho Resources, Inc. company guaranty sr. unsec. unsub.
notes 5 1/2s, 2023		500,000	518,750

Concho Resources, Inc. company guaranty sr. unsec. unsub.
notes 5 1/2s, 2022		896,000	931,840

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada)	CAD	2,355,000	1,483,684

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)		$827,000	543,753

CONSOL Energy, Inc. company guaranty sr. unsec. notes
8 1/4s, 2020		1,829,000	2,025,618

CONSOL Energy, Inc. company guaranty sr. unsec.
notes 8s, 2017		7,000,000	7,560,000

Continental Resources, Inc. company guaranty sr. unsec.
notes 5s, 2022		3,415,000	3,628,438

Crosstex Energy LP/Crosstex Energy Finance Corp. company
guaranty sr. unsec. notes 8 7/8s, 2018		5,652,000	6,118,290

Crosstex Energy LP/Crosstex Energy Finance Corp. 144A
company guaranty sr. unsec. notes 7 1/8s, 2022		650,000	689,000

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
8 1/4s, 2020		3,793,000	4,257,643

EXCO Resources, Inc. company guaranty sr. unsec. notes
7 1/2s, 2018		4,962,000	4,726,305

38	Diversified Income Trust

CORPORATE BONDS AND NOTES (37.8%)* cont.	Principal amount	Value

Energy cont.
Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes
6 1/2s, 2021	$1,264,000	$1,305,080

Forbes Energy Services Ltd. company guaranty sr. unsec.
notes 9s, 2019	2,205,000	2,138,850

FTS International Services, LLC/FTS International Bonds, Inc.
144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018	1,643,000	1,721,043

Gaz Capital SA sr. unsec. notes Ser. REGS, 7.288s, 2037 (Russia)	1,810,000	2,185,177

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes 7.288s,
2037 (Russia)	1,280,000	1,548,800

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes
9 1/4s, 2019 (Russia)	3,305,000	4,265,466

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes
8.146s, 2018 (Russia)	740,000	894,949

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub.
notes 8 7/8s, 2019	4,000,000	4,140,000

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes
7 3/4s, 2020	2,883,000	3,041,565

Halcon Resources Corp. 144A sr. unsec. notes 8 7/8s, 2021	3,443,000	3,709,833

Hercules Offshore, Inc. 144A company guaranty sr. notes
7 1/8s, 2017	175,000	188,563

Hiland Partners LP/Hiland Partners Finance Corp. 144A
company guaranty sr. notes 7 1/4s, 2020	780,000	852,150

Key Energy Services, Inc. company guaranty unsec. unsub.
notes 6 3/4s, 2021	1,492,000	1,555,410

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub.
notes 8 1/8s, 2019	540,000	610,200

Laredo Petroleum, Inc. company guaranty sr. unsec. notes
7 3/8s, 2022	655,000	717,225

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub.
notes 9 1/2s, 2019	2,918,000	3,297,340

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec.
notes 10 3/8s, 2017 (Canada)	813,000	727,635

Lukoil International Finance BV 144A company guaranty sr.
unsec. notes 6 1/8s, 2020 (Russia)	5,000,000	5,675,000

Lukoil International Finance BV 144A company guaranty sr.
unsec. unsub. bonds 6.656s, 2022 (Russia)	2,380,000	2,820,300

MEG Energy Corp. 144A company guaranty sr. unsec. notes
6 1/2s, 2021 (Canada)	1,624,000	1,729,560

MEG Energy Corp. 144A company guaranty sr. unsec. notes
6 3/8s, 2023 (Canada)	901,000	937,040

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016	3,295,000	2,570,100

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes
9 1/2s, 2014 (Ukraine)	3,725,000	3,821,925

Neon Capital, Ltd. 144A limited recourse notes Ser. 97, 1.105s,
2013 (Cayman Islands) F g	2,649,208	308,080

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022	750,000	800,625

Newfield Exploration Co. sr. unsec. sub. notes 6 7/8s, 2020	1,000,000	1,072,500

Northern Oil and Gas, Inc. company guaranty sr. unsec.
notes 8s, 2020	1,620,000	1,688,850

Oasis Petroleum, Inc. company guaranty sr. unsec. notes
6 7/8s, 2023	1,045,000	1,146,888

Diversified Income Trust	39

CORPORATE BONDS AND NOTES (37.8%)* cont.	Principal amount	Value

Energy cont.
Offshore Group Investment, Ltd. 144A company guaranty sr.
notes 7 1/2s, 2019 (Cayman Islands)	$2,250,000	$2,385,000

Offshore Group Investment, Ltd. 144A company guaranty sr.
notes 7 1/8s, 2023 (Cayman Islands)	1,425,000	1,457,063

Peabody Energy Corp. company guaranty sr. unsec. notes
7 3/8s, 2016	2,848,000	3,246,720

Peabody Energy Corp. company guaranty sr. unsec. unsub.
notes 6 1/2s, 2020	208,000	221,520

Pemex Project Funding Master Trust company guaranty unsec.
unsub. notes 6 5/8s, 2038 (Mexico)	760,000	908,200

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s,
2022 (Indonesia)	720,000	748,800

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s,
2020 (Canada)	3,270,000	3,335,400

Petrohawk Energy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014	1,350,000	1,427,537

Petroleos de Venezuela SA company guaranty sr. unsec. notes
5 1/4s, 2017 (Venezuela)	26,185,000	22,526,694

Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5 3/8s, 2027 (Venezuela)	3,000,000	2,064,450

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s,
2016 (Venezuela)	5,000,000	4,376,700

Petroleos de Venezuela SA sr. unsec. notes 4.9s,
2014 (Venezuela)	23,250,000	22,390,215

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s,
2015 (Venezuela)	16,885,000	15,612,378

Petroleos de Venezuela SA 144A company guaranty sr. notes
8 1/2s, 2017 (Venezuela)	11,495,000	11,178,888

Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 12 3/4s, 2022 (Venezuela)	2,400,000	2,712,000

Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 8s, 2013 (Venezuela)	6,425,000	6,444,275

Petroleos Mexicanos company guaranty sr. unsec. notes 6 1/2s,
2041 (Mexico)	1,000,000	1,177,500

Quicksilver Resources, Inc. company guaranty sr. unsec. notes
8 1/4s, 2015	500,000	491,875

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	1,710,000	1,744,200

Range Resources Corp. company guaranty sr. sub. notes
6 3/4s, 2020	1,640,000	1,804,000

Range Resources Corp. company guaranty sr. unsec. sub.
notes 5s, 2022	790,000	805,800

Rosetta Resources, Inc. company guaranty sr. unsec. notes
9 1/2s, 2018	3,321,000	3,661,403

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016	2,885,000	3,187,925

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020	705,000	742,013

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020	3,925,000	4,170,313

SandRidge Energy, Inc. company guaranty sr. unsec. unsub.
notes 7 1/2s, 2021	678,000	705,120

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018	1,545,000	1,637,700

SM Energy Co. sr. unsec. notes 6 5/8s, 2019	1,105,000	1,185,113

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023	985,000	1,083,500

40	Diversified Income Trust

CORPORATE BONDS AND NOTES (37.8%)* cont.		Principal amount	Value

Energy cont.
Suburban Propane Partners LP/Suburban Energy Finance Corp.
sr. unsec. notes 7 3/8s, 2021		$2,379,000	$2,622,848

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021		1,915,000	2,005,963

Williams Cos., Inc. (The) notes 7 3/4s, 2031		522,000	650,377

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021		690,000	881,671

			250,639,046
Financials (5.5%)
ACE Cash Express, Inc. 144A sr. notes 11s, 2019		1,231,000	1,221,768

Air Lease Corp. company guaranty sr. unsec. unsub. notes
4 3/4s, 2020		825,000	845,625

Air Lease Corp. sr. unsec. notes 6 1/8s, 2017		1,690,000	1,829,425

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017		1,815,000	2,029,720

Ally Financial, Inc. company guaranty sr. unsec. unsub.
notes 8.3s, 2015		4,595,000	5,100,450

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes
7 1/2s, 2020		7,290,000	8,893,800

Ally Financial, Inc. unsec. sub. notes 8s, 2018		1,333,000	1,594,601

American International Group, Inc. jr. sub. FRB bonds
8.175s, 2068		3,027,000	4,075,099

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2023 (Brazil)		1,200,000	1,290,000

Boparan Finance PLC 144A company guaranty sr. unsec. unsub.
bonds 9 3/4s, 2018 (United Kingdom)	EUR	1,030,000	1,471,376

Boparan Holdings, Ltd. 144A company guaranty sr. unsec.
unsub. notes 9 7/8s, 2018 (United Kingdom)		$1,365,000	2,308,002

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes
6 5/8s, 2020		1,235,000	1,339,975

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub.
notes 11 5/8s, 2017		951,000	1,023,514

CBRE Services, Inc. company guaranty sr. unsec. unsub.
notes 5s, 2023		782,000	790,798

CIT Group, Inc. sr. unsec. notes 5s, 2022		2,000,000	2,135,576

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020		1,350,000	1,481,625

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018		2,885,000	3,288,900

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019		1,710,000	1,876,725

Community Choice Financial, Inc. company guaranty sr. notes
10 3/4s, 2019		2,420,000	2,292,950

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031		3,250,000	3,424,688

Dresdner Funding Trust I 144A bonds 8.151s, 2031		3,659,000	3,855,671

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019		3,141,000	3,321,608

HSBC Capital Funding LP/Jersey bank guaranty jr. unsec. sub.
FRB bonds 5.13s, perpetual maturity (Jersey)	EUR	1,092,000	1,414,633

Hub International Ltd. 144A company guaranty sr. notes
8 1/8s, 2018		$630,000	659,925

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 8s, 2018		4,000,000	4,280,000

Industry & Construction Bank St. Petersburg OJSC Via Or-ICB
unsec. sub. FRN notes 5.01s, 2015 (Russia)		1,695,000	1,748,393

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019		345,000	379,500

International Lease Finance Corp. sr. unsec. unsub. notes
5 7/8s, 2022		1,895,000	2,044,231

Diversified Income Trust	41

CORPORATE BONDS AND NOTES (37.8%)* cont.		Principal amount	Value

Financials cont.
International Lease Finance Corp. sr. unsec. unsub. notes
4 7/8s, 2015		$775,000	$813,750

International Lease Finance Corp. sr. unsec. unsub. notes
4 5/8s, 2021		660,000	659,175

International Lease Finance Corp. sr. unsec. unsub. notes
3 7/8s, 2018		1,675,000	1,670,813

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018 R		1,050,000	1,102,500

LBG Capital No. 1 PLC 144A jr. unsec. sub. FRN notes 8s,
perpetual maturity (United Kingdom)		2,158,000	2,254,506

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097		2,775,000	3,037,410

MetLife Capital Trust X 144A jr. sub. FRB bonds 9 1/4s, 2068		935,000	1,301,988

MPT Operating Partnership LP/MPT Finance Corp. company
guaranty sr. unsec. unsub. notes 6 3/8s, 2022 R		1,140,000	1,222,650

National Money Mart Co. company guaranty sr. unsec. unsub.
notes 10 3/8s, 2016 (Canada)		1,029,000	1,134,473

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A
company guaranty sr. unsec. notes 7 7/8s, 2020		740,000	817,700

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A
company guaranty sr. unsec. unsub. notes 6 1/2s, 2021		2,002,000	2,087,085

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020		1,682,000	1,757,690

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017		1,774,000	1,831,655

Onex USI Acquisition Corp. 144A sr. unsec. notes 7 3/4s, 2021		1,938,000	1,928,310

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016		1,085,000	1,266,738

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019		1,240,000	1,399,650

RBS Capital Trust III bank guaranty jr. unsec. sub. notes 5.512s,
perpetual maturity (United Kingdom)		3,375,000	2,649,375

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB bonds
7.092s, 2049 (United Kingdom)		2,550,000	2,876,473

Royal Bank of Scotland PLC (The) jr. sub. FRN notes Ser. MTN,
7.64s, perpetual maturity (United Kingdom)		3,300,000	2,970,000

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sub.
FRN notes 6s, 2021 (Russia)		6,000,000	6,209,265

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s,
2022 (Luxembourg)		2,100,000	2,346,604

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s,
2017 (Luxembourg)		5,200,000	5,538,000

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017		6,000,000	6,030,000

State Bank of India/London 144A sr. unsec. notes 4 1/2s,
2015 (India)		1,665,000	1,753,628

UBS AG/Jersey Branch jr. unsec. sub. FRB bonds 4.28s,
perpetual maturity (Jersey)	EUR	976,000	1,239,802

UBS AG/Jersey Branch jr. unsec. sub. FRN notes Ser. EMTN,
7.152s, perpetual maturity (Jersey)	EUR	2,000,000	2,797,614

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds
8 3/8s, 2015 (United Kingdom)		$3,400,000	3,460,996

Vnesheconombank Via VEB Finance PLC 144A bank guaranty,
sr. unsec. unsub. bonds 6.8s, 2025 (Russia)		1,956,000	2,288,520

VTB Bank OJSC 144A jr. unsec. sub. FRN notes 9 1/2s,
2049 (Ireland)		1,600,000	1,713,956

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s,
2035 (Russia)		4,335,000	4,681,453

42	Diversified Income Trust

CORPORATE BONDS AND NOTES (37.8%)* cont.		Principal amount	Value

Financials cont.
VTB Bank OJSC Via VTB Capital SA 144A bank guaranty sr.
unsec. notes 6.551s, 2020 (Russia)		$5,000,000	$5,487,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 7/8s, 2018 (Russia)		22,451,000	24,752,228

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 1/4s, 2035 (Russia)		23,618,000	25,505,551

			192,605,636
Health care (2.5%)
Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec.
notes 6 1/8s, 2021		955,000	986,038

AmSurg Corp. 144A company guaranty sr. unsec. unsub. notes
5 5/8s, 2020		1,210,000	1,273,525

Aviv Healthcare Properties LP company guaranty sr. unsec.
notes 7 3/4s, 2019		1,901,000	2,043,575

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)	EUR	819,000	1,100,490

Biomet, Inc. 144A sr. unsec. notes 6 1/2s, 2020		$2,085,000	2,212,706

Capella Healthcare, Inc. company guaranty sr. unsec. notes
9 1/4s, 2017		1,610,000	1,742,825

Capsugel FinanceCo SCA 144A company guaranty sr. unsec.
notes 9 7/8s, 2019	EUR	3,075,000	4,429,278

CDRT Holding Corp. 144A sr. unsec. notes 9 1/4s, 2017 ‡‡		$1,925,000	1,992,375

CHS/Community Health Systems, Inc. company guaranty sr.
notes 5 1/8s, 2018		1,505,000	1,576,488

CHS/Community Health Systems, Inc. company guaranty sr.
unsec. unsub. notes 8s, 2019		721,000	798,508

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s,
2017 (Luxembourg)	EUR	865,000	1,182,425

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s,
2018 (Luxembourg)		$6,000,000	6,690,000

Emergency Medical Services Corp. company guaranty sr. unsec.
notes 8 1/8s, 2019		2,594,000	2,846,915

Endo Health Solutions, Inc. company guaranty sr. unsec.
notes 7s, 2019		1,880,000	2,009,250

Fresenius Medical Care US Finance II, Inc. 144A company
guaranty sr. unsec. notes 5 5/8s, 2019		1,675,000	1,838,313

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015		2,160,000	2,473,200

HCA, Inc. company guaranty sr. notes 7 7/8s, 2020		1,500,000	1,657,500

HCA, Inc. sr. notes 6 1/2s, 2020		5,698,000	6,424,495

HCA, Inc. sr. unsec. notes 7 1/2s, 2022		741,000	853,076

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017		3,240,000	3,466,800

Hologic, Inc. company guaranty sr. unsec. unsub. notes
6 1/4s, 2020		455,000	484,006

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr.
unsec. notes 8 3/8s, 2019		1,906,000	2,003,683

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020		816,000	850,680

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017 ‡‡		775,000	832,156

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec.
notes 9 1/2s, 2019		1,349,000	1,547,978

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes
10 1/2s, 2018		1,524,000	1,653,540

Diversified Income Trust	43

CORPORATE BONDS AND NOTES (37.8%)* cont.	Principal amount	Value

Health care cont.
Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr.
unsec. notes 12 1/2s, 2019	$1,213,000	$1,199,354

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018	1,910,000	2,122,488

Omega Healthcare Invepstors, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2022 R	1,266,000	1,395,765

Priory Group No. 3 PLC 144A company guaranty sr. notes 7s,
2018 (United Kingdom)	2,990,000	4,684,265

Rottapharm Ltd. 144A sr. unsec. notes 6 1/8s, 2019 (Ireland)	1,085,000	1,399,083

Service Corporation International sr. notes 7s, 2019	970,000	1,052,450

Service Corporation International sr. notes 7s, 2017	3,136,000	3,563,280

Sky Growth Acquisition Corp. 144A company guaranty sr.
unsec. notes 7 3/8s, 2020	1,913,000	2,022,998

Stewart Enterprises, Inc. company guaranty sr. unsec. notes
6 1/2s, 2019	2,790,000	2,978,325

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017	1,505,000	1,567,081

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015	834,910	845,346

Teleflex, Inc. company guaranty sr. unsec. sub. notes
6 7/8s, 2019	2,400,000	2,598,000

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018	2,265,000	2,514,150

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019	2,627,000	2,955,375

Tenet Healthcare Corp. 144A company guaranty sr. notes
4 1/2s, 2021	450,000	441,000

Valeant Pharmaceuticals International 144A company guaranty
sr. notes 7s, 2020	350,000	377,125

Valeant Pharmaceuticals International 144A company guaranty
sr. unsec. notes 6 7/8s, 2018	900,000	966,938

Valeant Pharmaceuticals International 144A sr. notes
6 3/4s, 2017	350,000	375,813

VPI Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020	290,000	305,950

		88,334,611
Technology (1.4%)
Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021	1,786,000	1,701,165

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019	2,414,000	2,359,685

Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 ‡‡	1,453,000	1,502,039

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	3,905,000	4,031,913

Ceridian Corp. 144A sr. notes 8 7/8s, 2019	520,000	605,800

CyrusOne LP/CyrusOne Finance Corp. 144A company guaranty
sr. unsec. unsub. notes 6 3/8s, 2022	395,000	413,763

Epicor Software Corp. company guaranty sr. unsec. notes
8 5/8s, 2019	1,024,000	1,108,480

Fidelity National Information Services, Inc. company guaranty sr.
unsec. notes 7 7/8s, 2020	1,239,000	1,396,973

First Data Corp. company guaranty sr. unsec. notes
12 5/8s, 2021	4,738,000	5,134,808

First Data Corp. 144A company guaranty notes 8 1/4s, 2021	1,255,000	1,305,200

First Data Corp. 144A company guaranty sr. notes 8 7/8s, 2020	820,000	916,350

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019	1,245,000	1,324,369

First Data Corp. 144A company guaranty sr. unsec. notes
11 1/4s, 2021	1,240,000	1,289,600

44	Diversified Income Trust

CORPORATE BONDS AND NOTES (37.8%)* cont.		Principal amount	Value

Technology cont.
Freescale Semiconductor, Inc. company guaranty sr. unsec.
notes 10 3/4s, 2020		$1,977,000	$2,243,895

Freescale Semiconductor, Inc. 144A company guaranty sr. notes
10 1/8s, 2018		4,480,000	4,961,600

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019		555,000	629,231

Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020		2,300,000	2,415,000

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021		4,150,000	4,559,813

NXP BV/NXP Funding, LLC 144A sr. unsec. notes 5 3/4s,
2023 (Netherlands)		1,035,000	1,055,700

SunGard Data Systems, Inc. 144A company guaranty sr. sub.
notes 6 5/8s, 2019		1,060,000	1,094,450

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020		2,062,000	2,234,693

Syniverse Holdings, Inc. company guaranty sr. unsec. notes
9 1/8s, 2019		3,115,000	3,418,713

Techem Energy Metering Service GmbH 144A sr. sub. bonds
7 7/8s, 2020 (Germany)		1,550,000	2,118,519

			47,821,759
Transportation (0.5%)
Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s,
2018 (Luxembourg)	CHF	6,917,000	7,796,471

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s,
2018 (Luxembourg)		$545,000	584,513

Air Medical Group Holdings, Inc. company guaranty sr. notes
9 1/4s, 2018		2,993,000	3,303,524

Swift Services Holdings, Inc. company guaranty sr.
notes 10s, 2018		3,585,000	4,104,825

Watco Cos LLC/Watco Finance Corp. 144A company guaranty
sr. unsec. notes 6 3/8s, 2023		670,000	689,263

Western Express, Inc. 144A sr. notes 12 1/2s, 2015		472,000	344,560

			16,823,156
Utilities and power (2.1%)
AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017		5,000,000	5,881,250

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021		1,960,000	2,273,600

Calpine Corp. 144A sr. notes 7 1/4s, 2017		6,203,000	6,575,180

Cenrais Electricas Brasileiras SA 144A sr. unsec. unsub. notes
5 3/4s, 2021 (Brazil)		500,000	533,125

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)		2,495,000	3,026,428

El Paso Corp. sr. unsec. notes 7s, 2017		4,910,000	5,615,700

El Paso Natural Gas Co. debs. 8 5/8s, 2022		2,976,000	4,090,848

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
sr. notes 10s, 2020		6,590,000	7,471,413

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
144A notes 11 3/4s, 2022		875,000	1,006,250

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
144A sr. notes 10s, 2020		7,000,000	7,875,000

Energy Transfer Equity LP company guaranty sr. unsec. notes
7 1/2s, 2020		4,506,000	5,193,165

EP Energy, LLC/Everest Acquisition Finance, Inc. company
guaranty sr. notes 6 7/8s, 2019		765,000	837,675

EP Energy, LLC/Everest Acquisition Finance, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2022		485,000	535,925

Diversified Income Trust	45

CORPORATE BONDS AND NOTES (37.8%)* cont.		Principal amount	Value

Utilities and power cont.
EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020		$2,730,000	$3,153,150

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec.
notes 8 1/8s, 2017 ‡‡		950,000	988,000

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023		605,000	611,885

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020		3,271,000	3,745,295

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		530,000	624,075

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016		490,000	550,025

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019		760,000	851,200

NRG Energy, Inc. company guaranty sr. unsec. notes 7/8s, 2021		6,000,000	6,675,000

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020		1,370,000	1,654,627

Regency Energy Partners company guaranty sr. unsec. unsub.
notes 5 1/2s, 2023		1,140,000	1,219,800

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028		520,000	705,813

Texas Competitive/Texas Competitive Electric Holdings Co., LLC
144A company guaranty sr. notes 11 1/2s, 2020		1,440,000	1,076,400

Vattenfall AB jr. unsec. sub. FRB bonds 5 1/4s, perpetual
maturity (Sweden)	EUR	819,000	1,100,637

			73,871,466

Total corporate bonds and notes (cost $1,261,700,568)			$1,333,249,573

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (17.9%)*		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.6%)
Government National Mortgage Association Pass-Through Certificates
6 1/2s, November 20, 2038		$892,518	$1,012,554
3s, TBA, May 1, 2043		24,000,000	24,993,749
3s, TBA, April 1, 2043		24,000,000	25,059,374
3s, TBA, April 1, 2043		3,000,000	3,135,234

			54,200,911
U.S. Government Agency Mortgage Obligations (16.3%)
Federal National Mortgage Association Pass-Through Certificates
3s, TBA, May 1, 2043		165,000,000	169,698,639
3s, TBA, April 1, 2043		394,000,000	406,281,729

			575,980,368

Total U.S. government and agency mortgage obligations (cost $628,776,979)			$630,181,279

U.S. TREASURY OBLIGATIONS (—%)*		Principal amount	Value

U.S. Treasury Notes
0.250%, May 31, 2014 [i]		$133,000	$133,202
0.250%, April 30, 2014 [i]		263,000	263,468

Total U.S. treasury obligations (cost $396,670)			$396,670

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (6.9%)*	Principal amount/units		Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)		$12,925,000	$10,372,313

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s,
2013 (Argentina)		3,495,000	3,463,545

Argentina (Republic of) sr. unsec. bonds FRB 0.448s,
2013 (Argentina)		10,393,000	1,278,339

46	Diversified Income Trust

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (6.9%)* cont.	Principal amount/units		Value

Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015 (Argentina)		$52,418,000	$44,162,165

Brazil (Federal Republic of) unsec. notes 10s, 2017 (Brazil)	units	7,250	3,753,363

Brazil (Federal Republic of) unsub. notes 10s, 2014 (Brazil)	units	20,095	10,319,328

Export-Import Bank of Korea 144A sr. unsec. unsub. notes 5.1s,
2013 (India)	INR	182,100,000	3,247,746

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)		$4,340,000	4,975,680

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2042 (Greece) ††	EUR	1,601,000	717,177

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2041 (Greece) ††	EUR	1,141,000	512,302

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2040 (Greece) ††	EUR	1,601,000	719,722

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2039 (Greece) ††	EUR	2,521,000	1,131,493

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2038 (Greece) ††	EUR	8,951,000	4,033,631

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2037 (Greece) ††	EUR	2,051,000	920,466

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2036 (Greece) ††	EUR	4,111,000	1,862,624

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2035 (Greece) ††	EUR	5,751,000	2,589,241

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2034 (Greece) ††	EUR	3,431,000	1,560,201

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2033 (Greece) ††	EUR	1,601,000	731,296

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2032 (Greece) ††	EUR	3,671,000	1,693,855

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2031 (Greece) ††	EUR	681,000	316,720

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2030 (Greece) ††	EUR	10,181,000	4,800,635

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2029 (Greece) ††	EUR	1,141,000	549,408

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2028 (Greece) ††	EUR	5,751,000	2,804,870

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2027 (Greece) ††	EUR	1,141,000	574,433

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2026 (Greece) ††	EUR	4,831,000	2,528,819

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2025 (Greece) ††	EUR	15,941,000	8,703,242

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2024 (Greece) ††	EUR	1,451,000	828,912

Diversified Income Trust	47

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (6.9%)* cont.		Principal amount	Value

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2023 (Greece) ††	EUR	6,781,000	$4,089,260

Hungary (Government of) sr. unsec. unsub. notes 4 1/8s,
2018 (Hungary)		$3,740,000	3,553,791

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s,
2037 (Indonesia)		3,255,000	4,034,312

International Bank for Reconstruction & Development sr. disc.
unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014 (Supra-Nation)	RUB	123,450,000	3,912,761

Iraq (Republic of) 144A bonds 5.8s, 2028 (Iraq)		$2,905,000	2,684,220

Ireland (Republic of) unsec. bonds 5 1/2s, 2017 (Ireland)	EUR	14,029,000	19,934,070

Portugal (Republic of) sr. unsec. unsub. bonds 4.35s,
2017 (Portugal)		$4,199,000	5,215,204

Russia (Federation of) sr. unsec. unsub. bonds 7 1/2s,
2030 (Russia)		792,709	979,201

Serbia (Republic of) 144A sr. unsec. bonds 4 7/8s, 2020 (Serbia)		2,050,000	2,025,412

Spain (Kingdom of) sr. unsec. bonds 5 1/2s, 2017 (Spain)	EUR	4,199,000	5,775,090

Sri Lanka (Republic of) 144A notes 7.4s, 2015 (Sri Lanka)		$1,300,000	1,386,931

Turkey (Republic of) sr. unsec. bonds 5 5/8s, 2021 (Turkey)		6,800,000	7,749,960

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017 (Turkey)		5,015,000	5,992,925

Turkey (Republic of) unsec. notes 6 3/4s, 2040 (Turkey)		5,080,000	6,242,710

Ukraine (Government of) Financing of Infrastructural Projects
State Enterprise 144A govt. guaranty notes 8 3/8s, 2017 (Ukraine)		2,700,000	2,737,125

Ukraine (Government of) 144A bonds 7 3/4s, 2020 (Ukraine)		7,125,000	7,402,875

Ukraine (Government of) 144A notes 9 1/4s, 2017 (Ukraine)		3,330,000	3,586,172

Ukraine (Government of) 144A sr. unsec. bonds 7.95s,
2014 (Ukraine)		5,200,000	5,316,650

Ukraine (Government of) 144A sr. unsec. notes 7.8s,
2022 (Ukraine)		4,500,000	4,578,750

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s,
2013 (Ukraine)		14,610,000	14,681,589

Venezuela (Republic of) sr. unsec. bonds 7s, 2038 (Venezuela)		2,900,000	2,252,604

Venezuela (Republic of) unsec. notes 10 3/4s, 2013 (Venezuela)		4,150,000	4,218,309

Venezuela (Republic of) 144A unsec. bonds 13 5/8s,
2018 (Venezuela)		4,935,000	5,699,777

Total foreign government and agency bonds and notes (cost $255,607,638)			$243,201,224

SENIOR LOANS (1.2%)*[c]		Principal amount	Value

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018		$1,251,863	$1,270,640

Burlington Coat Factory Warehouse Corp. bank term loan FRN
Ser. B1, 5 1/2s, 2017		714,894	723,048

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B6, 5.454s, 2018		5,776,936	5,347,999

Charter Communications Operating, LLC bank term loan FRN
Ser. C, 3.47s, 2016		199,094	199,729

Chesapeake Energy Corp. bank term loan FRN Ser. B,
5 3/4s, 2017		2,091,000	2,153,356

Clear Channel Communications, Inc. bank term loan FRN Ser. B,
3.854s, 2016		4,921,601	4,357,158

Emergency Medical Services Corp. bank term loan FRN
Ser. B, 4s, 2018		2,136,856	2,158,225

First Data Corp. bank term loan FRN 5.204s, 2017		61,131	61,284

48	Diversified Income Trust

SENIOR LOANS (1.2%)*[c] cont.		Principal amount	Value

First Data Corp. bank term loan FRN 4.204s, 2018		$574,435	$572,424

Frac Tech International, LLC bank term loan FRN Ser. B,
8 1/2s, 2016		1,758,535	1,666,945

Golden Nugget, Inc. bank term loan FRN Ser. B, 3.21s, 2014 ‡‡		402,133	388,260

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.21s, 2014 ‡‡		228,899	221,002

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020		1,420,000	1,432,070

Intelsat SA bank term loan FRN 3.205s, 2014 (Luxembourg)		1,987,780	1,985,918

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017 R		1,121,739	1,130,152

Motor City Casino bank term loan FRN 6s, 2017		3,107,202	3,130,506

Navistar, Inc. bank term loan FRN Ser. B, 7s, 2017		708,225	714,675

Neiman Marcus Group, Inc. (The) bank term loan FRN 4s, 2018		2,362,808	2,383,482

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017		1,244,600	1,247,712

Plains Exploration & Production Co. bank term loan FRN
Class B, 4s, 2019		1,520,000	1,520,543

Quintiles Transnational Holdings, Inc. bank term loan FRN
7 1/2s, 2017 ‡‡		610,000	623,725

Servicemaster Co. bank term loan FRN 4.46s, 2017		579,265	584,153

Springleaf Financial Funding Co. bank term loan FRN Ser. B,
5 1/2s, 2017		1,845,000	1,855,378

SRAM Corp. bank term loan FRN 8 1/2s, 2018		885,000	898,275

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.733s, 2017		4,000,000	2,836,000

Thomson Learning bank term loan FRN Ser. B, 2.71s, 2014		1,148,010	881,815

Travelport, LLC bank term loan FRN Ser. B, 5.056s, 2015		1,038,004	1,032,165

Travelport, LLC bank term loan FRN Ser. S, 5.061s, 2015		326,996	325,157

Tronox, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2020		1,260,000	1,275,300

West Corp. bank term loan FRN Ser. B8, 4 1/4s, 2018		161,601	164,025

Total senior loans (cost $44,012,867)			$43,141,121

PURCHASED SWAP OPTIONS OUTSTANDING (0.5%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Goldman Sachs International
(1.53)/3 month USD-LIBOR-BBA/Jan-18	Jan-16/1.53	$647,819,000	$6,270,888

(1.5725)/3 month USD-LIBOR-BBA/Jan-18	Jan-16/1.5725	647,819,000	5,888,675

JPMorgan Chase Bank N.A.
(1.555)/3 month USD-LIBOR-BBA/Jan-18	Jan-16/1.555	647,819,000	5,966,413

Total purchased swap options outstanding (cost $18,926,680)			$18,125,976

CONVERTIBLE BONDS AND NOTES (0.1%)*		Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016 R		$910,000	$1,069,819

Navistar International Corp. cv. sr. unsec. sub. notes 3s, 2014		1,053,000	1,074,718

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014		1,045,000	1,173,013

Total convertible bonds and notes (cost $3,030,624)			$3,317,550

Diversified Income Trust	49

SHORT-TERM INVESTMENTS (9.7%)*	Principal amount/shares	Value

Putnam Short Term Investment Fund 0.08% L	145,246,147	$145,246,147

SSgA Prime Money Market Fund 0.02% P	7,710,000	7,710,000

Straight-A Funding, LLC 144A, Ser. 1 commercial paper with
an effective yield of 0.19%, April 22, 2013	$25,015,000	25,012,228

Straight-A Funding, LLC 144A, Ser. 1 commercial paper with
an effective yield of 0.19%, April 19, 2013	29,700,000	29,697,178

Straight-A Funding, LLC 144A, Ser. 1 commercial paper with
an effective yield of 0.18%, June 14, 2013	25,000,000	24,990,750

U.S. Treasury Bills with effective yields ranging from 0.15%
to 0.17%, July 25, 2013 # ∆	108,941,000	108,883,844

Total short-term investments (cost $341,540,147)		$341,540,147

TOTAL INVESTMENTS

Total investments (cost $4,005,669,018)		$4,162,550,465

Key to holding’s currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
USD/$	United States Dollar

Key to holding’s abbreviations

bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

50	Diversified Income Trust

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2012 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $3,526,637,142.

† Non-income-producing security.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

## Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

g The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

i Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 6). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $731,566,468 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

Diversified Income Trust	51

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	83.7%	Greece	1.0%

Venezuela	2.4	Ireland	0.8

Russia	2.1	Germany	0.7

Luxembourg	1.6	Canada	0.6

Argentina	1.4	Turkey	0.5

United Kingdom	1.2	Other	3.0

Ukraine	1.0	Total	100.0%

FORWARD CURRENCY CONTRACTS at 3/31/13 (aggregate face value $1,610,304,009) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.

	British Pound	Sell	6/19/13	$8,813,842	$8,790,332	$(23,510)

	Canadian Dollar	Sell	4/17/13	1,010,631	1,072,040	61,409

	Chilean Peso	Buy	4/17/13	10,003,356	9,906,605	96,751

	Euro	Sell	6/19/13	8,666,391	8,710,118	43,727

	Japanese Yen	Sell	5/15/13	12,537,641	12,632,234	94,593

	Peruvian New Sol	Buy	4/17/13	9,679,994	9,804,741	(124,747)

	Swiss Franc	Sell	6/19/13	14,747,639	14,876,639	129,000

Barclays Bank PLC

	Australian Dollar	Buy	4/17/13	12,891,670	12,842,960	48,710

	Brazilian Real	Buy	4/17/13	6,275,495	6,358,026	(82,531)

	British Pound	Sell	6/19/13	21,913,402	21,818,560	(94,842)

	Canadian Dollar	Sell	4/17/13	8,818,372	8,907,792	89,420

	Chilean Peso	Buy	4/17/13	13,643,217	13,501,642	141,575

	Euro	Sell	6/19/13	22,858,311	23,201,980	343,669

	Indonesian Rupiah	Buy	5/15/13	7,675,355	7,675,727	(372)

	Japanese Yen	Sell	5/15/13	3,007,535	3,493,297	485,762

	Malaysian Ringgit	Buy	5/15/13	7,120,856	7,123,299	(2,443)

	Mexican Peso	Buy	4/17/13	7,948,832	7,617,942	330,890

	New Taiwan Dollar	Buy	5/15/13	1,480,762	1,502,981	(22,219)

	New Zealand Dollar	Buy	4/17/13	11,857,100	11,666,468	190,632

	New Zealand Dollar	Sell	4/17/13	11,857,100	11,581,706	(275,394)

	Norwegian Krone	Sell	6/19/13	8,335,964	8,429,138	93,174

	Russian Ruble	Buy	6/19/13	1,883,855	1,887,126	(3,271)

	Singapore Dollar	Buy	5/15/13	1,192,132	1,195,338	(3,206)

	Singapore Dollar	Sell	5/15/13	1,192,132	1,184,531	(7,601)

	South Korean Won	Buy	5/15/13	9,077,764	9,242,106	(164,342)

	South Korean Won	Sell	5/15/13	9,077,764	9,074,014	(3,750)

	Swedish Krona	Buy	6/19/13	22,255,575	22,447,930	(192,355)

	Swiss Franc	Sell	6/19/13	10,641,506	10,667,108	25,602

	Turkish Lira	Buy	6/19/13	8,392,630	8,400,855	(8,225)

	Turkish Lira	Sell	6/19/13	8,392,630	8,353,313	(39,317)

52	Diversified Income Trust

FORWARD CURRENCY CONTRACTS at 3/31/13 (aggregate face value $1,610,304,009) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A.

	Australian Dollar	Buy	4/17/13	$29,256,418	$29,029,056	$227,362

	Brazilian Real	Buy	4/17/13	10,255,339	10,436,790	(181,451)

	Brazilian Real	Sell	4/17/13	10,255,339	10,510,684	255,345

	British Pound	Sell	6/19/13	4,854,979	4,700,862	(154,117)

	Canadian Dollar	Sell	4/17/13	8,080,719	8,209,794	129,075

	Euro	Sell	6/19/13	41,206,754	41,781,749	574,995

	Japanese Yen	Buy	5/15/13	26,321,601	26,124,282	197,319

	Japanese Yen	Sell	5/15/13	26,321,601	26,757,343	435,742

	New Taiwan Dollar	Buy	5/15/13	154,253	156,642	(2,389)

	New Taiwan Dollar	Sell	5/15/13	154,253	154,748	495

	South Korean Won	Buy	5/15/13	4,025,480	4,227,226	(201,746)

	Swedish Krona	Buy	6/19/13	11,683,581	11,822,078	(138,497)

	Swiss Franc	Sell	6/19/13	16,278,594	16,363,694	85,100

	Thai Baht	Buy	5/15/13	7,894,624	7,731,215	163,409

	Turkish Lira	Buy	6/19/13	4,261,735	4,323,256	(61,521)

Credit Suisse International

	Australian Dollar	Buy	4/17/13	24,784,360	24,665,563	118,797

	Brazilian Real	Buy	4/17/13	3,765,089	3,824,298	(59,209)

	British Pound	Sell	6/19/13	8,130,970	8,072,708	(58,262)

	Canadian Dollar	Sell	4/17/13	10,297,416	10,280,410	(17,006)

	Chilean Peso	Buy	4/17/13	10,003,355	9,901,625	101,730

	Chinese Yuan	Buy	5/15/13	6,086,272	6,056,605	29,667

	Czech Koruna	Buy	6/19/13	164,396	228,211	(63,815)

	Euro	Sell	6/19/13	19,707,444	20,083,313	375,869

	Japanese Yen	Sell	5/15/13	5,089,268	5,573,737	484,469

	Mexican Peso	Buy	4/17/13	8,792,531	8,410,694	381,837

	New Taiwan Dollar	Buy	5/15/13	1,018,008	1,033,418	(15,410)

	New Zealand Dollar	Buy	4/17/13	218,927	215,373	3,554

	Norwegian Krone	Buy	6/19/13	8,757,142	8,811,480	(54,338)

	Norwegian Krone	Sell	6/19/13	8,757,142	8,799,796	42,654

	Philippine Peso	Buy	5/15/13	4,667,406	4,699,031	(31,625)

	Polish Zloty	Buy	6/19/13	2,386,676	2,373,515	13,161

	Russian Ruble	Buy	6/19/13	15,626,598	15,733,611	(107,013)

	South Korean Won	Buy	5/15/13	9,077,764	9,253,811	(176,047)

	South Korean Won	Sell	5/15/13	9,077,764	9,071,354	(6,410)

	Swedish Krona	Buy	6/19/13	7,221,916	7,311,054	(89,138)

	Swiss Franc	Sell	6/19/13	9,675,314	9,725,842	50,528

	Turkish Lira	Buy	6/19/13	8,392,630	8,383,229	9,401

	Turkish Lira	Sell	6/19/13	8,392,630	8,354,314	(38,316)

Deutsche Bank AG

	Australian Dollar	Buy	4/17/13	14,287,537	14,230,778	56,759

	Brazilian Real	Buy	4/17/13	10,255,339	10,507,362	(252,023)

	Brazilian Real	Sell	4/17/13	10,255,339	10,514,410	259,071

Diversified Income Trust	53

FORWARD CURRENCY CONTRACTS at 3/31/13 (aggregate face value $1,610,304,009) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Deutsche Bank AG cont.

	Canadian Dollar	Sell	4/17/13	$22,562,266	$22,678,380	$116,114

	Euro	Sell	6/19/13	10,762,993	10,920,747	157,754

	Japanese Yen	Sell	5/15/13	16,061,515	16,396,834	335,319

	Mexican Peso	Buy	4/17/13	5,712,283	5,408,346	303,937

	Norwegian Krone	Sell	6/19/13	11,395,575	11,334,027	(61,548)

	Polish Zloty	Buy	6/19/13	5,343,963	5,462,988	(119,025)

	Singapore Dollar	Buy	5/15/13	9,324,510	9,330,956	(6,446)

	Singapore Dollar	Sell	5/15/13	9,324,510	9,256,481	(68,029)

	South Korean Won	Buy	5/15/13	4,777,238	5,004,221	(226,983)

	Swedish Krona	Buy	6/19/13	16,661,029	16,796,541	(135,512)

	Swiss Franc	Sell	6/19/13	16,463,861	16,548,702	84,841

	Turkish Lira	Buy	6/19/13	6,812,668	6,829,671	(17,003)

Goldman Sachs International

	British Pound	Buy	6/19/13	5,841,468	5,836,959	4,509

	British Pound	Sell	6/19/13	5,841,468	5,793,615	(47,853)

	Canadian Dollar	Sell	4/17/13	8,717,309	8,543,049	(174,260)

	Euro	Sell	6/19/13	25,667,889	26,051,820	383,931

	Japanese Yen	Sell	5/15/13	16,605,280	16,854,754	249,474

	Norwegian Krone	Sell	6/19/13	8,438,075	8,598,763	160,688

HSBC Bank USA, National Association

	Australian Dollar	Buy	4/17/13	13,279,821	13,230,385	49,436

	British Pound	Buy	6/19/13	2,112,558	2,110,941	1,617

	British Pound	Sell	6/19/13	2,112,558	2,086,865	(25,693)

	Canadian Dollar	Sell	4/17/13	5,045,480	5,054,834	9,354

	Euro	Sell	6/19/13	16,345,724	16,572,337	226,613

	Indian Rupee	Sell	5/15/13	3,330,630	3,368,272	37,642

	Japanese Yen	Sell	5/15/13	17,985,193	18,214,724	229,531

	Norwegian Krone	Buy	6/19/13	40,148	40,151	(3)

	Norwegian Krone	Sell	6/19/13	40,148	40,577	429

	Philippine Peso	Buy	5/15/13	2,394,589	2,420,246	(25,657)

	Russian Ruble	Buy	6/19/13	14,202,286	14,318,402	(116,116)

	South Korean Won	Buy	5/15/13	4,092,377	4,305,058	(212,681)

	Swiss Franc	Sell	6/19/13	16,421,262	16,555,142	133,880

	Turkish Lira	Buy	6/19/13	5,391,834	5,419,235	(27,401)

JPMorgan Chase Bank N.A.

	Australian Dollar	Buy	4/17/13	23,351,467	23,089,796	261,671

	Brazilian Real	Buy	4/17/13	4,052,615	4,131,187	(78,572)

	British Pound	Sell	6/19/13	6,599,674	6,518,876	(80,798)

	Canadian Dollar	Buy	4/17/13	17,601,514	17,415,991	185,523

	Canadian Dollar	Sell	4/17/13	17,601,514	17,700,083	98,569

	Chilean Peso	Buy	4/17/13	8,888,451	8,758,123	130,328

	Chinese Yuan	Buy	5/15/13	6,086,272	6,060,461	25,811

	Euro	Sell	6/19/13	20,385,278	20,891,353	506,075

54	Diversified Income Trust

FORWARD CURRENCY CONTRACTS at 3/31/13 (aggregate face value $1,610,304,009) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank N.A. cont.

	Japanese Yen	Sell	5/15/13	$2,793,656	$3,463,067	$669,411

	Malaysian Ringgit	Buy	5/15/13	5,817,365	5,809,456	7,909

	Mexican Peso	Buy	4/17/13	7,152,743	6,767,046	385,697

	New Taiwan Dollar	Buy	5/15/13	756,530	796,653	(40,123)

	Norwegian Krone	Buy	6/19/13	3,287,048	3,270,904	16,144

	Polish Zloty	Buy	6/19/13	1,013,953	1,035,469	(21,516)

	Russian Ruble	Sell	6/19/13	1,373,320	1,383,068	9,748

	South Korean Won	Buy	5/15/13	1,735,903	1,913,469	(177,566)

	Swedish Krona	Buy	6/19/13	11,507,057	11,705,867	(198,810)

	Swiss Franc	Sell	6/19/13	11,841,997	12,001,384	159,387

	Turkish Lira	Buy	6/19/13	1,999,017	2,052,622	(53,605)

State Street Bank and Trust Co.

	Australian Dollar	Buy	4/17/13	6,465,024	6,404,218	60,806

	Brazilian Real	Buy	4/17/13	5,133,746	5,211,788	(78,042)

	British Pound	Buy	6/19/13	1,562,129	1,543,192	18,937

	British Pound	Sell	6/19/13	1,562,129	1,560,913	(1,216)

	Canadian Dollar	Sell	4/17/13	12,270,263	12,411,627	141,364

	Chilean Peso	Buy	4/17/13	11,142,248	11,021,460	120,788

	Colombian Peso	Buy	4/17/13	9,612,032	9,774,373	(162,341)

	Czech Koruna	Buy	6/19/13	2,449,483	2,479,279	(29,796)

	Czech Koruna	Sell	6/19/13	2,449,483	2,496,751	47,268

	Euro	Sell	6/19/13	21,298,718	21,620,257	321,539

	Japanese Yen	Sell	5/15/13	1,122,462	1,917,008	794,546

	Mexican Peso	Buy	4/17/13	6,939,098	6,635,001	304,097

	Polish Zloty	Buy	6/19/13	2,559,697	2,610,604	(50,907)

	South Korean Won	Buy	5/15/13	1,066,518	1,341,293	(274,775)

	Swedish Krona	Sell	6/19/13	412,154	369,577	(42,577)

	Swiss Franc	Sell	6/19/13	20,233,835	20,442,874	209,039

	Turkish Lira	Buy	6/19/13	5,575,643	5,634,700	(59,057)

UBS AG

	Australian Dollar	Buy	4/17/13	24,757,943	24,501,164	256,779

	British Pound	Sell	6/19/13	8,812,628	8,805,935	(6,693)

	Canadian Dollar	Sell	4/17/13	8,275,170	8,356,486	81,316

	Chilean Peso	Buy	4/17/13	836,653	757,283	79,370

	Czech Koruna	Buy	6/19/13	2,445,815	2,475,708	(29,893)

	Czech Koruna	Sell	6/19/13	2,445,815	2,492,174	46,359

	Euro	Sell	6/19/13	23,431,359	23,812,059	380,700

	Japanese Yen	Buy	5/15/13	20,043,547	19,749,916	293,631

	Japanese Yen	Sell	5/15/13	20,043,547	20,351,238	307,691

	Mexican Peso	Buy	4/17/13	8,633,029	8,282,421	350,608

	New Taiwan Dollar	Buy	5/15/13	4,093,585	4,154,141	(60,556)

	Norwegian Krone	Buy	6/19/13	8,757,125	8,811,766	(54,641)

	Norwegian Krone	Sell	6/19/13	8,757,125	8,838,258	81,133

Diversified Income Trust	55

FORWARD CURRENCY CONTRACTS at 3/31/13 (aggregate face value $1,610,304,009) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG cont.

	Philippine Peso	Buy	5/15/13	$3,349,607	$3,376,430	$(26,823)

	Russian Ruble	Buy	6/19/13	170,901	177,109	(6,208)

	Singapore Dollar	Buy	5/15/13	9,324,591	9,331,716	(7,125)

	Singapore Dollar	Sell	5/15/13	9,324,591	9,256,636	(67,955)

	Swedish Krona	Buy	6/19/13	7,979,443	8,146,422	(166,979)

	Swiss Franc	Sell	6/19/13	19,060,338	19,155,554	95,216

	Turkish Lira	Buy	6/19/13	9,054,974	9,070,503	(15,529)

WestPac Banking Corp.

	Australian Dollar	Buy	4/17/13	19,492,006	19,415,789	76,217

	British Pound	Buy	6/19/13	8,709,802	8,628,559	81,243

	British Pound	Sell	6/19/13	8,709,802	8,626,471	(83,331)

	Canadian Dollar	Sell	4/17/13	15,081,235	15,354,607	273,372

	Euro	Sell	6/19/13	11,690,156	11,880,827	190,671

	Japanese Yen	Buy	5/15/13	15,589,682	15,341,163	248,519

	Japanese Yen	Sell	5/15/13	15,589,682	15,874,116	284,434

	New Zealand Dollar	Buy	4/17/13	11,858,521	11,669,284	189,237

	New Zealand Dollar	Sell	4/17/13	11,858,521	11,574,952	(283,569)

Total						$10,267,804

FUTURES CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury
Bond 3 yr (Short)	465	$52,754,220	Jun-13	$(191,335)

Australian Government Treasury
Bond 10 yr (Short)	19	2,405,496	Jun-13	(32,579)

Canadian Government Bond
10 yr (Long)	358	47,582,970	Jun-13	1,066,318

Euro-Bobl 5 yr (Short)	155	25,177,600	Jun-13	(177,268)

Euro-Bund 10 yr (Short)	37	6,900,369	Jun-13	(105,870)

Euro-Dollar 90 day (Long)	10,240	2,551,552,000	Jun-13	(767,015)

Japanese Government Bond
10 yr (Long)	23	35,637,967	Jun-13	268,541

Japanese Government Bond
10 yr Mini (Long)	29	4,492,559	Jun-13	32,825

U.K. Gilt 10 yr (Long)	3	541,441	Jun-13	21,827

U.S. Treasury Note 10 yr (Short)	44	5,807,313	Jun-13	(8,693)

Total				$106,751

56	Diversified Income Trust

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/13 (premiums $16,894,416) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Goldman Sachs International

1.51/6 month EUR-EURIBOR_Reuters/Jan-18	Jan-16/1.51	EUR	488,025,000	$4,522,906

1.47/6 month EUR-EURIBOR_Reuters/Jan-18	Jan-16/1.47	EUR	488,025,000	4,823,182

JPMorgan Chase Bank N.A.

1.474/6 month EUR-EURIBOR_Reuters/Jan-18	Jan-16/1.474	EUR	488,025,000	4,666,788

Total				$14,012,876

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Barclays Bank PLC
1.90/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	$22,243,000	$2,669

(2.40)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	22,243,000	(158,370)

2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	27,190,000	118,277

Citibank, N.A.
2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	27,190,000	117,189

Credit Suisse International
1.90/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	26,250,000	(4,988)

1.83375/3 month USD-LIBOR-BBA/
Apr-23 (Purchased)	Apr-13/1.83375	162,959,600	(57,036)

1.83/3 month USD-LIBOR-BBA/
Apr-23 (Purchased)	Apr-13/1.83	165,959,600	(99,576)

1.82875/3 month USD-LIBOR-BBA/
Apr-23 (Purchased)	Apr-13/1.82875	166,959,600	(101,845)

(2.40)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	26,250,000	(172,725)

(1.39)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.39	686,733,000	(1,311,659)

2.386/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.386	176,833,000	938,984

0.876/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.876	566,554,000	266,280

2.33375/3 month USD-LIBOR-BBA/
Apr-23 (Written)	Apr-13/2.33375	162,959,600	127,108

2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	27,190,000	116,373

2.33/3 month USD-LIBOR-BBA/
Apr-23 (Written)	Apr-13/2.33	165,959,600	46,469

2.32875/3 month USD-LIBOR-BBA/
Apr-23 (Written)	Apr-13/2.32875	166,959,600	45,079

Diversified Income Trust	57

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Deutsche Bank AG
1.90/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	$26,250,000	$(3,150)

(2.40)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	26,250,000	(168,525)

(1.4075)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.4075	343,366,000	(697,033)

(1.37)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.37	686,733,000	(1,242,986)

(1.38)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.38	686,733,000	(1,284,190)

2.395/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.395	176,833,000	928,373

2.38/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.38	176,833,000	891,238

2.425/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.425	88,416,000	507,508

0.87/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.87	566,554,000	266,280

0.865/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.865	566,554,000	249,284

0.8975/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.8975	283,276,000	150,136

2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	27,190,000	121,267

Goldman Sachs International
1.91/3 month USD-LIBOR-BBA/
Apr-23 (Purchased)	Apr-13/1.91	151,159,600	42,325

1.90/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	138,061,743	(157,390)

(1.37625)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.37625	343,366,000	(618,059)

(1.42125)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.42125	343,366,000	(655,829)

(2.40)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	138,061,743	(748,295)

2.44/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.44	88,416,000	488,056

2.386/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.386	88,416,000	442,964

2.41/3 month USD-LIBOR-BBA/
Apr-23 (Written)	Apr-13/2.41	151,159,600	140,578

0.90/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.90	283,276,000	130,307

0.876/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.876	283,276,000	127,474

58	Diversified Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

JPMorgan Chase Bank N.A.
1.90/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	$79,618,901	$(62,103)

(2.40)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	79,618,901	(516,727)

Total			$(1,796,268)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/13 (proceeds receivable $303,471,484) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s, April 1, 2043	$268,000,000	4/11/13	$276,354,070

Government National Mortgage Association, 3s,
April 1, 2043	24,000,000	4/18/13	25,059,374

Government National Mortgage Association, 3s,
April 1, 2043	3,000,000	4/18/13	3,135,234

Total			$304,548,678

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
	$105,811,600 E	$1,210,485	6/19/23	3 month USD-	2.00%	$283,575
				LIBOR-BBA

	171,264,000 E	(1,699,204)	6/19/23	2.00%	3 month USD-	(198,931)
					LIBOR-BBA

CAD	101,833,000	—	2/25/23	2.33%	3 month CAD-	(411,376)
					BA-CDOR

Barclays Bank PLC
	$38,825,000	—	2/4/23	3 month USD-	2.0615%	346,338
				LIBOR-BBA

	41,518,000 E	46,153	6/19/15	3 month USD-	0.40%	1,314
				LIBOR-BBA

	262,085,000 E	(980,977)	6/19/18	1.00%	3 month USD-	(333,627)
					LIBOR-BBA

	96,963,000 E	1,295,550	6/19/23	3 month USD-	2.00%	446,154
				LIBOR-BBA

	42,555,000	—	2/28/23	1.96125%	3 month USD-	105,832
					LIBOR-BBA

	31,456,000 E	(39,637)	6/19/15	0.40%	3 month USD-	(5,664)
					LIBOR-BBA

	43,544,000 E	(674,119)	6/19/23	2.00%	3 month USD-	(292,673)
					LIBOR-BBA

	10,074,000 E	142,436	6/19/43	3 month USD-	3.00%	72,321
				LIBOR-BBA

CHF	28,474,000	—	12/7/22	0.87%	6 month CHF-	483,950
					LIBOR-BBA

Diversified Income Trust	59

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
EUR	198,611,000	$—	10/16/22	1.747%	6 month EUR-	$(4,675,428)
					EURIBOR-
					REUTERS

EUR	398,858,000 E	—	8/3/17	1 month EUR-	1.41727%	2,500,140
				EONIA-OIS-
				COMPOUND

EUR	101,959,000	—	3/14/23	1.755%	6 month EUR-	(1,241,819)
					EURIBOR-
					Telerate

EUR	33,356,000	—	3/18/23	6 month EUR-	1.7425%	341,022
				EURIBOR-Telerate

EUR	38,645,000	—	3/18/23	6 month EUR-	1.748%	420,954
				EURIBOR-Telerate

GBP	36,488,000	—	8/15/31	3.60%	6 month GBP-	(8,010,511)
					LIBOR-BBA

GBP	17,252,000	—	7/25/42	6 month GBP-	2.8425%	(797,192)
				LIBOR-BBA

GBP	30,633,000	—	7/25/22	1.885%	6 month GBP-	(444,989)
					LIBOR-BBA

GBP	47,243,000	—	3/12/23	2.03%	6 month GBP-	(897,871)
					LIBOR-BBA

SEK	94,636,000	—	3/14/23	3 month SEK-	2.42%	161,340
				STIBOR-SIDE

SEK	240,860,000	—	3/18/23	2.40%	3 month SEK-	(337,008)
					STIBOR-SIDE

Citibank, N.A.
	$42,809,000	—	2/26/23	2.038%	3 month USD-	(206,309)
					LIBOR-BBA

	35,720,000	—	2/8/23	2.063%	3 month USD-	(314,835)
					LIBOR-BBA

	52,848,000	—	2/21/23	2.068%	3 month USD-	(430,954)
					LIBOR-BBA

	696,857,000 E	(673,810)	6/19/15	0.40%	3 month USD-	78,795
					LIBOR-BBA

	155,415,000 E	(1,585,316)	6/19/23	2.00%	3 month USD-	(223,881)
					LIBOR-BBA

	3,103,000 E	(24,206)	6/19/43	3.00%	3 month USD-	(2,609)
					LIBOR-BBA

	70,967,000 E	(189,046)	6/19/18	1.00%	3 month USD-	(13,757)
					LIBOR-BBA

CZK	237,584,000	—	1/17/23	6 month CZK-	1.41%	158,431
				PRIBOR-PRBO

GBP	35,162,000	—	2/1/23	6 month GBP-	2.10%	1,175,990
				LIBOR-BBA

PLN	38,459,000	—	1/17/23	3.84%	6 month PLN-	(242,004)
					WIBOR-WIBO

60	Diversified Income Trust

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A. cont.
SEK	181,616,000	$—	8/2/22	3 month SEK-	2.285%	$423,780
				STIBOR-SIDE

SEK	86,430,000	—	12/20/22	2.045%	3 month SEK-	215,710
					STIBOR-SIDE

SEK	210,668,000	—	3/1/23	2.345%	3 month SEK-	(159,788)
					STIBOR-SIDE

Credit Suisse International
	$113,147,000	—	1/9/16	3 month USD-	0.515%	92,592
				LIBOR-BBA

	56,919,000	—	1/11/16	3 month USD-	0.50%	19,542
				LIBOR-BBA

	68,783,000	—	1/11/18	0.88%	3 month USD-	1,529
					LIBOR-BBA

	17,987,000	—	1/11/23	3 month USD-	1.88%	(109,181)
				LIBOR-BBA

	93,762,000	—	1/7/16	3 month USD-	0.54%	151,738
				LIBOR-BBA

	35,768,000	—	1/9/23	3 month USD-	1.93%	(41,799)
				LIBOR-BBA

	137,567,000	—	1/9/18	0.9125%	3 month USD-	(233,004)
					LIBOR-BBA

	29,390,000	—	1/7/23	3 month USD-	1.94%	(3,968)
				LIBOR-BBA

	113,073,000	—	1/7/18	0.93%	3 month USD-	(296,063)
					LIBOR-BBA

	29,421,000	—	2/6/23	2.05%	3 month USD-	(227,680)
					LIBOR-BBA

	31,521,000	—	2/12/23	2.0645%	3 month USD-	(269,841)
					LIBOR-BBA

	25,871,000	—	2/14/23	2.058%	3 month USD-	(202,146)
					LIBOR-BBA

	68,425,000	—	3/4/18	0.9275%	3 month USD-	20,368
					LIBOR-BBA

	5,428,000 E	(41,627)	6/19/43	3.00%	3 month USD-	(3,848)
					LIBOR-BBA

	124,551,000 E	(1,648,283)	6/19/23	2.00%	3 month USD-	(557,216)
					LIBOR-BBA

	17,789,000	—	3/8/23	3 month USD-	2.01875%	39,196
				LIBOR-BBA

	17,789,000	—	3/11/23	3 month USD-	2.065%	110,711
				LIBOR-BBA

	68,425,000	—	3/11/18	0.9875%	3 month USD-	(159,083)
					LIBOR-BBA

	198,931,000	—	3/20/18	0.968125%	3 month USD-	(185,493)
					LIBOR-BBA

Diversified Income Trust	61

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
	$56,655,000	$—	3/4/16	3 month USD-	0.5025%	$(25,292)
				LIBOR-BBA

	17,926,000	—	3/4/23	3 month USD-	1.975%	(30,332)
				LIBOR-BBA

	52,893,000	—	3/5/23	1.952%	3 month USD-	206,457
					LIBOR-BBA

	237,279,000 E	(262,059)	6/19/15	0.40%	3 month USD-	(5,797)
					LIBOR-BBA

	458,303,000 E	(1,500,282)	6/19/18	1.00%	3 month USD-	(368,273)
					LIBOR-BBA

	84,845,000	—	3/6/16	3 month USD-	0.495%	(60,300)
				LIBOR-BBA

	26,686,000	—	3/6/23	3 month USD-	1.9575%	(91,135)
				LIBOR-BBA

	102,636,000	—	3/6/18	0.915%	3 month USD-	100,485
					LIBOR-BBA

	1,000,000 E	2,010	6/19/18	3 month USD-	1.00%	(460)
				LIBOR-BBA

	1,000,000 E	(1,610)	6/19/43	3 month USD-	3.00%	(8,570)
				LIBOR-BBA

	317,065,000 E	4,193,538	6/19/23	3 month USD-	2.00%	1,416,048
				LIBOR-BBA

	567,974,000 E	594,594	6/19/15	3 month USD-	0.40%	(18,818)
				LIBOR-BBA

	56,108,000	—	3/8/16	3 month USD-	0.5175%	(2,568)
				LIBOR-BBA

	68,423,000	—	3/8/18	0.955%	3 month USD-	(62,521)
					LIBOR-BBA

	56,108,000	—	3/11/16	3 month USD-	0.535%	23,764
				LIBOR-BBA

	97,598,000	—	3/14/23	3 month USD-	2.10125%	923,444
				LIBOR-BBA

	52,344,000	—	3/20/23	3 month USD-	2.045%	189,564
				LIBOR-BBA

	164,735,000	—	3/20/16	3 month USD-	0.521465%	(27,022)
				LIBOR-BBA

AUD	14,192,000	—	12/5/22	6 month AUD-BBR-	3.82%	(205,110)
				BBSW

AUD	21,270,000	—	2/26/23	6 month AUD-BBR-	4.07%	99,434
				BBSW

AUD	20,883,000	—	3/7/23	6 month AUD-BBR-	4.0325%	18,346
				BBSW

CAD	97,054,000	—	3/14/23	2.4525%	3 month CAD-	(1,384,614)
					BA-CDOR

CAD	87,283,000	—	2/25/23	3 month CAD-BA-	2.34%	431,603
				CDOR

62	Diversified Income Trust

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
CHF	10,744,000	$—	2/18/23	6 month CHF-	1.185%	$114,992
				LIBOR-BBA

CHF	21,738,000	—	2/27/23	1.20%	6 month CHF-	(256,399)
					LIBOR-BBA

CHF	32,316,000	—	3/8/23	6 month CHF-	1.1075%	55,455
				LIBOR-BBA

EUR	161,600,000	—	6/28/14	0.85%	6 month EUR-	(2,239,394)
					EURIBOR-
					REUTERS

EUR	63,043,000	—	2/4/23	1.89%	6 month EUR-	(1,990,795)
					EURIBOR-
					REUTERS

EUR	27,122,000	—	2/15/23	6 month EUR-	1.919%	930,316
				EURIBOR-Telerate

EUR	73,095,000	—	3/18/23	6 month EUR-	1.7525%	836,655
				EURIBOR-Telerate

EUR	9,589,000	—	3/19/23	6 month EUR-	1.729%	81,753
				EURIBOR-Telerate

GBP	10,582,000	—	1/31/23	2.11%	6 month GBP-	(371,075)
					LIBOR-BBA

GBP	11,027,000	—	3/1/23	6 month GBP-	1.9675%	124,235
				LIBOR-BBA

GBP	37,072,000	—	3/1/23	6 month GBP-	1.975%	457,456
				LIBOR-BBA

MXN	364,910,000	—	7/21/20	1 month MXN-TIIE-	6.895%	3,073,022
				BANXICO

SEK	329,122,000	—	3/15/23	3 month SEK-	2.405%	490,608
				STIBOR-SIDE

SEK	113,700,000	—	3/19/23	2.41%	3 month SEK-	(174,649)
					STIBOR-SIDE

Deutsche Bank AG
	$94,668,000 E	763,865	6/19/23	3 month USD-	2.00%	(65,426)
				LIBOR-BBA

	73,120,000 E	83,861	6/19/15	3 month USD-	0.40%	4,891
				LIBOR-BBA

	23,772,000 E	(60,833)	6/19/18	1.00%	3 month USD-	(2,117)
					LIBOR-BBA

	10,513,000 E	(219,266)	6/19/23	2.00%	3 month USD-	(127,172)
					LIBOR-BBA

	3,813,000 E	8,649	6/19/43	3 month USD-	3.00%	(17,890)
				LIBOR-BBA

MXN	364,910,000	—	7/17/20	1 month MXN-TIIE-	6.95%	3,081,271
				BANXICO

Diversified Income Trust	63

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International
	$56,516,000 E	$602,789	6/19/23	3 month USD-	2.00%	$107,709
				LIBOR-BBA

	47,736,000	—	2/4/23	3 month USD-	2.06625%	447,191
				LIBOR-BBA

	51,691,000	—	2/19/23	2.0675%	3 month USD-	(423,954)
					LIBOR-BBA

	42,526,000	—	2/28/23	1.94%	3 month USD-	191,215
					LIBOR-BBA

	52,701,000	—	3/7/23	1.9775%	3 month USD-	84,684
					LIBOR-BBA

	1,765,337,000 E	(2,286,257)	6/19/15	0.40%	3 month USD-	(379,693)
					LIBOR-BBA

	151,159,600 E	(3,310,395)	6/19/23	2.00%	3 month USD-	(1,986,238)
					LIBOR-BBA

	108,676,000 E	700,015	6/19/43	3 month USD-	3.00%	(56,370)
				LIBOR-BBA

AUD	167,048,000	—	2/5/23	6 month AUD-BBR-	3.97%	(552,257)
				BBSW

CAD	21,156,000	—	2/25/23	3 month CAD-BA-	2.385%	191,099
				CDOR

CAD	36,368,000	—	2/25/23	3 month CAD-BA-	2.34%	179,835
				CDOR

CAD	21,238,000	—	2/26/23	3 month CAD-BA-	2.27%	(30,314)
				CDOR

CAD	45,374,000	—	3/15/23	2.4025%	3 month CAD-	(439,412)
					BA-CDOR

CHF	25,901,000	—	2/21/23	1.1825%	6 month CHF-	(267,252)
					LIBOR-BBA

CHF	21,203,000	—	3/1/23	1.1075%	6 month CHF-	(44,854)
					LIBOR-BBA

CHF	42,490,000	—	3/4/23	1.1225%	6 month CHF-	(144,752)
					LIBOR-BBA

CHF	63,633,000	—	3/7/23	6 month CHF-	1.1025%	80,703
				LIBOR-BBA

CHF	32,316,000	—	3/8/23	6 month CHF-	1.11%	63,339
				LIBOR-BBA

EUR	63,693,000	—	10/18/22	1.818%	6 month EUR-	(2,049,074)
					EURIBOR-
					REUTERS

EUR	1,704,291,000 E	—	8/6/17	1 year EUR-EONIA-	1.102%	3,692,051
				OIS-COMPOUND

EUR	414,401,000	—	8/30/14	1 year EUR-EONIA-	0.11%	171,871
				OIS-COMPOUND

EUR	414,401,000	—	8/30/14	0.309%	3 month EUR-	(946,104)
					EURIBOR-
					REUTERS

64	Diversified Income Trust

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
EUR	414,401,000	$—	8/31/14	1 year EUR-EONIA-	0.11%	$171,815
				OIS-COMPOUND

EUR	414,401,000	—	8/31/14	0.314%	3 month EUR-	(994,832)
					EURIBOR-
					REUTERS

EUR	414,401,000	—	9/3/14	1 year EUR-EONIA-	0.086%	(89,846)
				OIS-COMPOUND

EUR	414,401,000	—	9/3/14	0.283%	3 month EUR-	(652,050)
					EURIBOR-
					REUTERS

EUR	33,535,000	—	2/7/23	1.895%	6 month EUR-	(1,072,786)
					EURIBOR-
					Telerate

EUR	51,233,000	—	2/22/23	6 month EUR-	1.9135%	1,695,217
				EURIBOR-Telerate

EUR	201,354,000	—	2/4/23	1.89%	6 month EUR-	(6,358,428)
					EURIBOR-
					REUTERS

EUR	17,539,000	—	2/5/23	1.873%	6 month EUR-	(516,196)
					EURIBOR-
					Telerate

EUR	242,196,000	—	2/22/15	0.59%	6 month EUR-	(635,732)
					EURIBOR-
					Telerate

EUR	30,952,000	—	3/7/23	1.741%	6 month EUR-	(343,086)
					EURIBOR-
					Telerate

EUR	34,258,000	—	3/19/23	6 month EUR-	1.736%	321,161
				EURIBOR-Telerate

GBP	36,428,000	—	9/23/31	6 month GBP-	3.1175%	3,628,273
				LIBOR-BBA

GBP	8,538,000	—	1/31/23	6 month GBP-	2.11%	299,298
				LIBOR-BBA

GBP	14,904,000	—	2/6/23	2.11125%	6 month GBP-	(513,991)
					LIBOR-BBA

GBP	13,115,000	—	2/19/23	2.18625%	6 month GBP-	(574,822)
					LIBOR-BBA

GBP	36,484,000	—	3/5/23	6 month GBP-	2.0275%	708,640
				LIBOR-BBA

JPY	10,562,447,000	—	2/14/23	0.811%	6 month JPY-	(1,603,319)
					LIBOR-BBA

JPY	9,455,730,000	—	2/1/23	0.805%	6 month JPY-	(1,420,010)
					LIBOR-BBA

JPY	5,574,726,000	—	2/4/23	0.7835%	6 month JPY-	(702,318)
					LIBOR-BBA

JPY	9,457,659,000	—	2/18/23	6 month JPY-	0.8026%	1,335,390
				LIBOR-BBA

Diversified Income Trust	65

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
JPY	13,086,822,000	$—	3/12/23	6 month JPY-	0.7525%	$1,060,079
				LIBOR-BBA

SEK	394,668,000	—	3/18/23	3 month SEK-	2.4025%	566,199
				STIBOR-SIDE

JPMorgan Chase Bank N.A.
	$83,032,000	—	2/5/23	2.0475%	3 month USD-	(627,186)
					LIBOR-BBA

	29,243,000	—	2/11/23	2.0225%	3 month USD-	(135,149)
					LIBOR-BBA

	90,147,000	—	2/28/18	0.92%	3 month USD-	38,891
					LIBOR-BBA

	21,309,000	—	3/1/23	1.955%	3 month USD-	68,787
					LIBOR-BBA

	84,722,000 E	(93,972)	6/19/15	0.40%	3 month USD-	(2,472)
					LIBOR-BBA

	146,832,000	—	3/14/23	3 month USD-	2.104%	1,427,648
				LIBOR-BBA

	149,243,800 E	(1,991,206)	6/19/23	2.00%	3 month USD-	(683,831)
					LIBOR-BBA

CAD	41,210,000	—	9/21/21	2.3911%	3 month CAD-	(865,393)
					BA-CDOR

CAD	72,924,000	—	5/2/15	3 month CAD-BA-	1.6575%	609,920
				CDOR

CAD	52,889,000	—	2/25/23	3 month CAD-BA-	2.3825%	465,641
				CDOR

CAD	37,865,000	(2,085)	2/25/23	3 month CAD-BA-	2.34%	185,153
				CDOR

CAD	94,245,000	—	2/26/18	3 month CAD-BA-	1.65%	(42,934)
				CDOR

CZK	237,584,000	—	1/16/23	6 month CZK-	1.44%	192,846
				PRIBOR-PRBO

CZK	237,584,000	—	1/21/23	6 month CZK-	1.44%	189,853
				PRIBOR-PRBO

EUR	38,060,000	—	1/14/23	1.758%	6 month EUR-	(668,800)
					EURIBOR-
					REUTERS

EUR	18,125,000	—	7/30/22	6 month EUR-	1.803%	717,826
				EURIBOR-REUTERS

EUR	43,923,000	—	2/21/23	1.8725%	6 month EUR-	(1,236,432)
					EURIBOR-
					Telerate

GBP	23,949,000	—	1/10/23	6 month GBP-	2.1075%	887,716
				LIBOR-BBA

GBP	18,041,000	—	1/15/23	6 month GBP-	2.0125%	408,243
				LIBOR-BBA

GBP	37,589,000	—	2/25/23	2.1475%	6 month GBP-	(1,410,240)
					LIBOR-BBA

66	Diversified Income Trust

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank N.A. cont.
GBP	23,251,000	$—	12/6/22	1.856%	6 month GBP-	$(108,880)
					LIBOR-BBA

GBP	42,976,000	—	2/20/23	2.226%	6 month GBP-	(2,128,860)
					LIBOR-BBA

GBP	212,133,000	—	2/20/15	6 month GBP-	0.668%	339,553
				LIBOR-BBA

GBP	25,425,000	—	3/6/23	6 month GBP-	2.022%	472,480
				LIBOR-BBA

MXN	232,234,000	—	9/11/20	6.82%	1 month MXN-	(1,873,196)
					TIIE-BANXICO

MXN	299,735,000	—	9/14/20	6.82%	1 month MXN-	(2,421,425)
					TIIE-BANXICO

MXN	52,130,000	—	7/16/20	1 month MXN-TIIE-	6.99%	464,767
				BANXICO

MXN	325,230,000	—	7/30/20	6.3833%	1 month MXN-	(1,854,429)
					TIIE-BANXICO

MXN	778,041,000	—	7/30/20	6.3833%	1 month MXN-	(4,436,312)
					TIIE-BANXICO

MXN	325,230,000	—	8/19/20	1 month MXN-TIIE-	6.615%	2,264,937
				BANXICO

MXN	528,640,000	—	11/4/20	1 month MXN-TIIE-	6.75%	4,091,778
				BANXICO

PLN	38,459,000	—	1/16/23	3.855%	6 month PLN-	(266,876)
					WIBOR-WIBO

PLN	38,459,000	—	1/21/23	3.81%	6 month PLN-	(210,652)
					WIBOR-WIBO

Royal Bank of Scotland PLC (The)
	$41,485,000 E	(549,636)	6/19/23	2.00%	3 month USD-	(186,227)
					LIBOR-BBA

Total						$(22,890,332)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$7,290,312	$—	1/12/40	5.00% (1 month	Synthetic MBX Index	$32,003
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

3,253,611	—	1/12/41	3.50% (1 month	Synthetic TRS Index	(15,404)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

3,026,557	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(12,412)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

Diversified Income Trust	67

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$3,253,611	$—	1/12/41	3.50% (1 month	Synthetic MBX Index	$29,014
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

2,921,902	—	1/12/41	4.00% (1 month	Synthetic MBX Index	21,798
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,768,012	—	1/12/41	4.50% (1 month	Synthetic MBX Index	13,587
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

9,606,521	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(45,955)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

9,049,739	—	1/12/40	5.00% (1 month	Synthetic MBX Index	39,727
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

7,699,561	—	1/12/41	5.00% (1 month	Synthetic MBX Index	33,788
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

20,093,337	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(96,099)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

85,977,555	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(411,201)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

5,425,972	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(25,951)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

11,563,376	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(56,267)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

13,881,135	—	1/12/40	4.00% (1 month	Synthetic MBX Index	112,242
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

9,582,086	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(45,828)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

4,355,972	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(20,833)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

4,237,180	—	1/12/41	5.00% (1 month	Synthetic MBX Index	18,594
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

3,966,869	—	1/12/40	4.00% (1 month	Synthetic MBX Index	32,076
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,252,168	—	1/12/40	4.50% (1 month	Synthetic MBX Index	13,169
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

68	Diversified Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$2,784,806	$—	1/12/40	5.00% (1 month	Synthetic MBX Index	$12,225
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

33,102,059	—	1/12/41	5.00% (1 month	Synthetic MBX Index	145,264
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

18,548,235	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(88,710)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

10,722,606	—	1/12/39	6.00% (1 month	Synthetic TRS Index	5,302
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

28,791,107	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(140,097)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

25,343,782	—	1/12/41	5.00% (1 month	Synthetic MBX Index	111,218
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

7,865,783	—	1/12/40	4.00% (1 month	Synthetic MBX Index	63,602
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,486,214	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(3,289)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

8,152,672	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(39,671)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

72,920,000	—	4/7/16	(2.63%)	USA Non Revised	(1,289,664)
				Consumer Price
				Index-Urban (CPI-U)

3,082,851	—	1/12/41	5.00% (1 month	Synthetic MBX Index	13,529
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

12,432,803	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(54,246)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

19,606,910	—	1/12/41	3.50% (1 month	Synthetic MBX Index	174,846
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

4,114,516	—	1/12/41	3.50% (1 month	Synthetic MBX Index	36,692
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

40,656,515	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(194,446)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

21,038	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(101)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

Diversified Income Trust	69

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$4,124,947	$—	1/12/41	5.00% (1 month	Synthetic MBX Index	$12,949
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

44,010,148	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(214,153)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

25,930,169	—	1/12/40	4.00% (1 month	Synthetic MBX Index	209,669
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

12,151,949	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(59,131)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

19,250,076	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(92,066)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

5,638,918	—	1/12/40	(4.00%) 1 month	Synthetic TRS Index	30,480
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

4,819,281	—	1/12/40	5.00% (1 month	Synthetic MBX Index	21,156
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

9,564,555	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(45,744)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

668,547	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	2,710
			USD-LIBOR	4.50% 30 year Ginnie
				Mae II pools

39,924,945	—	1/12/40	4.50% (1 month	Synthetic MBX Index	233,453
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

136,567,329	—	1/12/41	5.00% (1 month	Synthetic MBX Index	599,306
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

9,110,110	—	1/12/41	3.50% (1 month	Synthetic MBX Index	81,240
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

38,557,730	—	1/12/41	5.00% (1 month	Synthetic MBX Index	169,205
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

6,388,155	—	1/12/40	5.00% (1 month	Synthetic MBX Index	28,043
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

20,715,735	—	1/12/40	5.00% (1 month	Synthetic MBX Index	90,938
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

15,018,501	—	1/12/40	5.00% (1 month	Synthetic MBX Index	65,928
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

70	Diversified Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$183,550	$—	1/12/39	(6.00%) 1 month	Synthetic TRS Index	$91
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

3,569,116	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(14,087)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

31,955,039	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	139,423
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

1,430,775	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(3,682)
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

1,423,936	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(6,929)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

65,714,625	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(319,767)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

49,677,727	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(127,850)
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

46,938,733	—	1/12/38	6.50% (1 month	Synthetic MBX Index	228,404
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

35,483,959	—	1/12/39	6.00% (1 month	Synthetic MBX Index	91,321
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

35,820,291	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	156,288
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

5,511,666	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	24,048
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

21,507,537	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	102,863
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

Citibank, N.A.
4,113,091	—	1/12/41	5.00% (1 month	Synthetic MBX Index	18,050
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

24,742,103	—	1/12/41	5.00% (1 month	Synthetic MBX Index	108,577
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

9,858,498	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(47,150)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

Diversified Income Trust	71

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A. cont.
$17,202,642	$—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	$75,057
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

43,860,627	(233,009)	1/12/41	(3.50%) 1 month	Synthetic TRS Index	8,420
			USD-LIBOR	3.50% 30 year Fannie
				Mae pools

Credit Suisse International
14,527,473	—	1/12/41	5.00% (1 month	Synthetic MBX Index	63,752
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

74,672,672	—	1/12/41	4.50% (1 month	Synthetic MBX Index	471,427
			USD-LIBOR)	4.50% 30 year Ginnie
				Mae II pools

11,746,186	—	1/12/41	3.50% (1 month	Synthetic MBX Index	104,748
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

2,936,709	—	1/12/41	3.50% (1 month	Synthetic MBX Index	26,188
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

6,173,395	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(29,525)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,250,588	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	5,456
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

13,611,973	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(65,101)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,026,557	—	1/12/41	5.00% (1 month	Synthetic MBX Index	13,282
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

19,929,124	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(96,975)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

206,744	—	1/12/40	5.00% (1 month	Synthetic TRS Index	(621)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

721,789	—	1/12/34	5.00% (1 month	Synthetic MBX Index	2,154
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

976,102	—	1/12/36	5.00% (1 month	Synthetic MBX Index	2,303
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

909,179	—	1/12/39	5.00% (1 month	Synthetic MBX Index	2,574
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

72	Diversified Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International cont.
$3,467,872	$—	1/12/42	4.50% (1 month	Synthetic TRS Index	$(16,219)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

3,467,872	—	1/12/42	4.50% (1 month	Synthetic MBX Index	20,814
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

22,996,522	—	1/12/41	3.50% (1 month	Synthetic MBX Index	205,073
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

4,839,778	—	1/12/43	3.00% (1 month	Synthetic TRS Index	(29,392)
			USD-LIBOR)	3.00% 30 year Fannie
				Mae pools

17,676,339	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	84,540
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

Deutsche Bank AG
4,694,255	—	1/12/40	4.00% (1 month	Synthetic MBX Index	37,957
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

19,929,124	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(96,975)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

547,297	—	1/12/34	5.50% (1 month	Synthetic MBX Index	3,060
			USD-LIBOR)	5.50% 30 year Fannie
				Mae pools

999,573	—	1/12/36	5.50% (1 month	Synthetic MBX Index	5,276
			USD-LIBOR)	5.50% 30 year Fannie
				Mae pools

Goldman Sachs International
18,229,163	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(87,184)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

4,105,655	—	1/12/39	6.00% (1 month	Synthetic TRS Index	2,030
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

22,528,790	—	1/12/39	6.00% (1 month	Synthetic TRS Index	11,140
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

2,921,902	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(13,974)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,768,012	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(12,077)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

41,680,000	—	3/1/16	2.47%	USA Non Revised	283,007
				Consumer Price
				Index-Urban (CPI-U)

Diversified Income Trust	73

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$31,260,000	$—	3/3/16	2.45%	USA Non Revised	$180,370
				Consumer Price
				Index-Urban (CPI-U)

6,923,710	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(15,320)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

6,230,664	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(29,799)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

11,892,142	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(56,876)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

11,967,223	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(52,214)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

24,008,906	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(114,851)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

24,008,906	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(114,851)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

348,291	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(1,666)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

7,856,726	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(34,280)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

5,697,122	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(24,857)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

23,878,953	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(114,205)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

12,551,907	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(60,031)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

38,200,228	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(166,672)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

34,555,309	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(150,769)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

10,022,190	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(48,768)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

3,765,110	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(18,321)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

74	Diversified Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$64,335,798	$—	1/12/41	4.50% (1 month	Synthetic TRS Index	$(280,704)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

16,447,528	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(71,762)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

5,483,242	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(26,224)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

17,799,059	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(85,127)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

7,892,666	—	1/12/39	6.00% (1 month	Synthetic TRS Index	3,903
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

7,480,963	—	1/12/39	6.00% (1 month	Synthetic TRS Index	3,699
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

2,491,140	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(12,122)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

14,112,203	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(67,494)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

511,680	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(1,132)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

13,339,604	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(58,202)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

100,787,436	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(544,781)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

7,863,115	—	1/12/39	6.00% (1 month	Synthetic TRS Index	3,888
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

4,696,687	—	1/12/39	6.00% (1 month	Synthetic TRS Index	2,322
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

15,727,514	—	1/12/39	6.00% (1 month	Synthetic TRS Index	7,777
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

8,218,228	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(35,857)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

3,211,080	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(7,105)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

Diversified Income Trust	75

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$3,579,232	$—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	$(9,211)
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

4,317,977	—	1/12/38	6.50% (1 month	Synthetic MBX Index	21,011
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

5,016,875	—	1/12/40	(5.00%) 1 month	Synthetic MBX Index	(22,023)
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

3,163,162	—	1/12/39	5.50% (1 month	Synthetic MBX Index	13,243
			USD-LIBOR)	5.50% 30 year Fannie
				Mae pools

4,281,538	—	1/12/40	(4.50%) 1 month	Synthetic MBX Index	(25,035)
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

25,955,841	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(124,138)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

7,461,796	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(36,309)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

6,193,264	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(29,620)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

11,861,754	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(56,731)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

11,681,180	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(55,867)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

11,112,578	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(53,148)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

13,729,339	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(66,807)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

583,857	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(2,304)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

742,815	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	2,975
			USD-LIBOR	4.00% 30 year Ginnie
				Mae II pools

8,954,487	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(43,573)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

267,003	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(591)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

76	Diversified Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$4,629,037	$—	1/12/38	6.50% (1 month	Synthetic TRS Index	$(10,243)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

683,735	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(3,327)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,824,013	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(8,876)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

622,951	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(3,031)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

34,850,000	—	4/3/17	2.3225%	USA Non Revised	72,488
				Consumer Price
				Index-Urban (CPI-U)

34,850,000	—	4/4/17	2.35%	USA Non Revised	124,066
				Consumer Price
				Index-Urban (CPI-U)

9,458,782	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(45,238)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

4,492,855	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(9,942)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

8,985,544	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(19,883)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

1,660,760	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(3,675)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

4,390,450	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(20,998)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

8,413,325	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(40,238)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

6,004,509	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(28,717)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

34,850,000	—	4/5/17	2.355%	USA Non Revised	134,173
				Consumer Price
				Index-Urban (CPI-U)

34,850,000	—	4/5/22	2.66%	USA Non Revised	132,082
				Consumer Price
				Index-Urban (CPI-U)

19,393,249	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(92,751)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

Diversified Income Trust	77

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
	$9,475,144	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(45,316)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	26,154,646	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(125,116)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	25,909,091	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	123,914
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	25,811,499	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	123,447
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	3,839,087	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	18,361
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	3,839,087	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	18,361
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	10,003,042	(12,504)	1/12/41	(4.50%) 1 month	Synthetic TRS Index	32,381
				USD-LIBOR	4.50% 30 year Fannie
					Mae pools

GBP	21,746,000	—	3/30/17	(3.0925%)	GBP Non-revised UK	528,011
					Retail Price Index

GBP	21,746,000	—	4/2/17	(3.085%)	GBP Non-revised UK	453,997
					Retail Price Index

GBP	43,492,000	—	9/20/17	2.6625%	GBP Non-revised UK	(2,959,239)
					Retail Price Index

GBP	21,746,000	—	9/21/17	2.66%	GBP Non-revised UK	(1,483,915)
					Retail Price Index

GBP	21,746,000	—	4/3/17	(3.09%)	GBP Non-revised UK	445,075
					Retail Price Index

JPMorgan Chase Bank N.A.
	$38,441,129	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(183,851)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	25,535,465	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(111,414)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

GBP	19,710,000	—	9/12/14	2.825%	GBP Non-revised UK	(486,182)
					Retail Price Index

Royal Bank of Scotland PLC (The)
	$2,921,902	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(13,974)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

Total						$(5,137,429)

78	Diversified Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty/		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Bank of America N.A.
DJ CDX NA CMBX	BBB–/P	$79,608		$1,321,000	5/11/63	300 bp	$(11,563)
BBB Index

DJ CDX NA CMBX	BBB–/P	128,914		1,886,000	5/11/63	300 bp	(1,251)
BBB Index

DJ CDX NA CMBX	BBB–/P	163,473		2,648,000	5/11/63	300 bp	(19,283)
BBB Index

DJ CDX NA CMBX	BBB–/P	155,838		2,734,000	5/11/63	300 bp	(32,854)
BBB Index

Barclays Bank PLC
Irish Gov’t, 4.50%,	—	(336,426)		4,199,000	9/20/17	(100 bp)	(207,952)
4/18/2020

Obrigacoes Do	—	(685,119)		4,199,000	9/20/17	(100 bp)	(209,975)
Tesouro, 5.45%,
9/23/13

Credit Suisse International
DJ CDX NA HY	—	655,800		16,395,000	12/20/17	(500 bp)	(31,314)
Series 19 Index

DJ CDX NA HY	—	486,630		16,221,000	6/20/18	(500 bp)	(36,070)
Series 20 Index

DJ CDX NA HY	—	481,339		16,386,000	6/20/18	(500 bp)	(31,051)
Series 20 Index

Spain Gov’t, 5.50%,	—	(495,028)		4,199,000	9/20/17	(100 bp)	(176,128)
7/30/2017

Deutsche Bank AG
Republic of	B3	334,446		2,860,000	3/20/17	500 bp	(1,188,803)
Argentina, 8.28%,
12/31/33

Russian Federation,	—	—		987,500	4/20/13	(112 bp)	(5,262)
7 1/2%, 3/31/30

Smurfit Kappa	B+	—	EUR	2,045,000	9/20/13	715 bp	94,746
Funding, 7 3/4%,
4/1/15

Virgin Media	BB–	—	EUR	1,975,000	9/20/13	535 bp	62,560
Finance PLC,
8 3/4%, 4/15/14

Virgin Media	BB–	—	EUR	1,975,000	9/20/13	477 bp	54,954
Finance PLC,
8 3/4%, 4/15/14

JPMorgan Chase Bank N.A.
DJ CDX NA HY	—	1,310,600		$32,765,000	12/20/17	(500 bp)	(62,581)
Series 19 Index

DJ CDX NA HY	—	953,013		32,443,000	6/20/18	(500 bp)	(92,419)
Series 20 Index

Diversified Income Trust	79

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

JPMorgan Chase Bank N.A. cont.
DJ CDX NA HY	—	$1,908,439	$63,322,000	6/20/18	(500 bp)	$(71,639)
Series 20 Index

Russian Federation,	Baa1	—	495,000	9/20/13	276 bp	5,633
7 1/2%, 3/31/30

Total						$(1,960,252)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2013. Securities rated by Putnam are indicated by “/P.”

80	Diversified Income Trust

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Convertible bonds and notes	$—	$3,317,550	$—

Corporate bonds and notes	—	1,332,941,493	308,080

Foreign government and agency bonds and notes	—	243,201,224	—

Mortgage-backed securities	—	1,549,396,925	—

Purchased swap options outstanding	—	18,125,976	—

Senior loans	—	43,141,121	—

U.S. government and agency mortgage obligations	—	630,181,279	—

U.S. treasury obligations	—	396,670	—

Short-term investments	152,956,147	188,584,000	—

Totals by level	$152,956,147	$4,009,286,238	$308,080

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$10,267,804	$—

Futures contracts	106,751	—	—

Written swap options outstanding	—	(14,012,876)	—

Forward premium swap option contracts	—	(1,796,268)	—

TBA sale commitments	—	(304,548,678)	—

Interest rate swap contracts	—	(14,700,451)	—

Total return swap contracts	—	(4,891,916)	—

Credit default contracts	—	(7,101,779)	—

Totals by level	$106,751	$(336,784,164)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Diversified Income Trust	81

Statement of assets and liabilities 3/31/13 (Unaudited)

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $3,860,422,871)	$4,017,304,318
Affiliated issuers (identified cost $145,246,147) (Note 6)	145,246,147

Cash	141,908

Foreign currency (cost $41,445) (Note 1)	41,445

Interest and other receivables	45,683,548

Receivable for shares of the fund sold	17,568,679

Receivable for investments sold	16,191,577

Receivable for sales of delayed delivery securities (Note 1)	311,501,353

Unrealized appreciation on OTC swap contracts (Note 1)	55,547,442

Unrealized appreciation on forward premium swap option contracts (Note 1)	6,264,218

Unrealized appreciation on forward currency contracts (Note 1)	16,447,475

Premium paid on OTC swap contracts (Note 1)	19,595,912

Receivable for variation margin (Note 1)	90,220

Total assets	4,651,624,242

LIABILITIES

Payable for investments purchased	26,281,330

Payable for purchases of delayed delivery securities (Note 1)	643,676,697

Payable for shares of the fund repurchased	6,843,024

Payable for compensation of Manager (Note 2)	1,641,062

Payable for investor servicing fees (Note 2)	839,179

Payable for custodian fees (Note 2)	42,653

Payable for Trustee compensation and expenses (Note 2)	714,326

Payable for administrative services (Note 2)	12,262

Payable for distribution fees (Note 2)	1,858,316

Unrealized depreciation on forward currency contracts (Note 1)	6,179,671

Unrealized depreciation on forward premium swap option contracts (Note 1)	8,060,486

Written options outstanding, at value (premiums $16,894,416) (Notes 1 and 3)	14,012,876

Premium received on OTC swap contracts (Note 1)	16,302,045

Unrealized depreciation on OTC swap contracts (Note 1)	85,535,455

TBA sale commitments, at value (proceeds receivable $303,471,484) (Note 1)	304,548,678

Collateral on certain derivative contracts, at value (Note 1)	8,106,670

Other accrued expenses	332,370

Total liabilities	1,124,987,100

Net assets	$3,526,637,142

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$4,037,359,989

Undistributed net investment income (Note 1)	14,839,345

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(662,475,285)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	136,913,093

Total — Representing net assets applicable to capital shares outstanding	$3,526,637,142

(Continued on next page)

82	Diversified Income Trust

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($1,878,190,588 divided by 236,441,852 shares)	$7.94

Offering price per class A share (100/96.00 of $7.94)*	$8.27

Net asset value and offering price per class B share ($77,292,810 divided by 9,816,086 shares)**	$7.87

Net asset value and offering price per class C share ($651,886,025 divided by 83,278,940 shares)**	$7.83

Net asset value and redemption price per class M share
($252,520,710 divided by 32,253,027 shares)	$7.83

Offering price per class M share (100/96.75 of $7.83)†	$8.09

Net asset value, offering price and redemption price per class R share
($4,231,138 divided by 538,071 shares)	$7.86

Net asset value, offering price and redemption price per class Y share
($662,515,871 divided by 84,030,774 shares)	$7.88

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Diversified Income Trust	83

Statement of operations Six months ended 3/31/13 (Unaudited)

INVESTMENT INCOME

Interest (net of foreign tax of $194,039) (including interest income of $68,291
from investments in affiliated issuers) (Note 6)	$113,941,353

EXPENSES

Compensation of Manager (Note 2)	9,269,535

Investor servicing fees (Note 2)	2,441,521

Custodian fees (Note 2)	77,817

Trustee compensation and expenses (Note 2)	170,317

Administrative services (Note 2)	55,756

Distribution fees (Note 2)	6,473,113

Other	519,839

Total expenses	19,007,898

Expense reduction (Note 2)	(2,883)

Net expenses	19,005,015

Net investment income	94,936,338

Net realized gain on investments (Notes 1 and 3)	46,532,731

Net realized gain on swap contracts (Note 1)	15,579,357

Net realized loss on futures contracts (Note 1)	(314,220)

Net realized gain on foreign currency transactions (Note 1)	14,594,794

Net realized gain on written options (Notes 1 and 3)	10,939,309

Net unrealized appreciation of assets and liabilities in foreign currencies during the period	21,030,043

Net unrealized appreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the period	40,430,557

Net gain on investments	148,792,571

Net increase in net assets resulting from operations	$243,728,909

The accompanying notes are an integral part of these financial statements.

84	Diversified Income Trust

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 3/31/13*	Year ended 9/30/12

Operations:
Net investment income	$94,936,338	$199,866,951

Net realized gain (loss) on investments
and foreign currency transactions	87,331,971	(423,770,245)

Net unrealized appreciation of investments and assets
and liabilities in foreign currencies	61,460,600	547,074,103

Net increase in net assets resulting from operations	243,728,909	323,170,809

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(51,209,044)	(37,511,118)

Class B	(1,909,397)	(1,331,538)

Class C	(16,058,277)	(12,181,569)

Class M	(7,071,103)	(5,464,682)

Class R	(120,559)	(84,304)

Class Y	(17,594,110)	(13,444,885)

From return of capital
Class A	—	(75,385,954)

Class B	—	(2,675,988)

Class C	—	(24,481,255)

Class M	—	(10,982,353)

Class R	—	(169,424)

Class Y	—	(27,020,136)

Increase (decrease) from capital share transactions (Note 4)	55,663,096	(942,557,966)

Total increase (decrease) in net assets	205,429,515	(830,120,363)

NET ASSETS

Beginning of period	3,321,207,627	4,151,327,990

End of period (including undistributed net investment
income of $14,839,345 and $13,865,497, respectively)	$3,526,637,142	$3,321,207,627

* Unaudited

The accompanying notes are an integral part of these financial statements.

Diversified Income Trust	85

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

														Ratio
	Net asset		Net realized										Ratio	of net investment
	value,		and unrealized	Total from	From						Total return	Net assets,	of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	From	Total	Redemption	Non-recurring	Net asset value,	at net asset	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	return of capital	distributions	fees	reimbursements	end of period	value (%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	turnover (%) [d]

Class A
March 31, 2013**	$7.59	.23	.34	.57	(.22)	—	(.22)	—	—	$7.94	7.64 *	$1,878,191	.50 *	2.89 *	81 *
September 30, 2012	7.35	.42	.27	.69	(.15)	(.30)	(.45)	—	—	7.59	9.58	1,788,786.99		5.67	120
September 30, 2011	8.08	.45	(.58)	(.13)	(.60)	—	(.60)	—	— [e,f]	7.35	(2.04)	2,162,131.98		5.57	165
September 30, 2010	7.89	.72	.63	1.35	(1.16)	—	(1.16)	— [e]	—	8.08	18.39	2,328,480	1.01 [g]	8.96	95
September 30, 2009	8.10	.49	(.02)	.47	(.68)	—	(.68)	— [e]	— [e,h]	7.89	8.23	1,334,298	1.13 [g,i]	7.44 [i]	223
September 30, 2008	9.91	.69	(1.90)	(1.21)	(.60)	—	(.60)	— [e]	—	8.10	(12.80)	1,084,321	1.04 [i]	7.36 [i]	157

Class B
March 31, 2013**	$7.53	.19	.34	.53	(.19)	—	(.19)	—	—	$7.87	7.15 *	$77,293	.87 *	2.52 *	81 *
September 30, 2012	7.29	.37	.26	.63	(.13)	(.26)	(.39)	—	—	7.53	8.82	75,534	1.74	4.92	120
September 30, 2011	8.01	.39	(.57)	(.18)	(.54)	—	(.54)	—	— [e,f]	7.29	(2.69)	81,208	1.73	4.88	165
September 30, 2010	7.83	.66	.62	1.28	(1.10)	—	(1.10)	— [e]	—	8.01	17.50	96,346	1.76 [g]	8.36	95
September 30, 2009	8.04	.42	— [e]	.42	(.63)	—	(.63)	— [e]	— [e,h]	7.83	7.43	83,497	1.88 [g,i]	6.41 [i]	223
September 30, 2008	9.83	.61	(1.88)	(1.27)	(.52)	—	(.52)	— [e]	—	8.04	(13.40)	109,173	1.79 [i]	6.57 [i]	157

Class C
March 31, 2013**	$7.48	.19	.35	.54	(.19)	—	(.19)	—	—	$7.83	7.33 *	$651,886	.87 *	2.52 *	81 *
September 30, 2012	7.25	.36	.26	.62	(.13)	(.26)	(.39)	—	—	7.48	8.73	644,638	1.74	4.93	120
September 30, 2011	7.97	.38	(.56)	(.18)	(.54)	—	(.54)	—	— [e,f]	7.25	(2.68)	776,778	1.73	4.82	165
September 30, 2010	7.80	.64	.63	1.27	(1.10)	—	(1.10)	— [e]	—	7.97	17.47	797,345	1.76 [g]	8.10	95
September 30, 2009	8.03	.48	(.07)	.41	(.64)	—	(.64)	— [e]	— [e,h]	7.80	7.27	298,231	1.88 [g,i]	7.12 [i]	223
September 30, 2008	9.84	.61	(1.89)	(1.28)	(.53)	—	(.53)	— [e]	—	8.03	(13.57)	115,325	1.79 [i]	6.62 [i]	157

Class M
March 31, 2013**	$7.48	.21	.35	.56	(.21)	—	(.21)	—	—	$7.83	7.60 *	$252,521	.62 *	2.77 *	81 *
September 30, 2012	7.25	.40	.25	.65	(.14)	(.28)	(.42)	—	—	7.48	9.29	260,630	1.24	5.43	120
September 30, 2011	7.97	.43	(.57)	(.14)	(.58)	—	(.58)	—	— [e,f]	7.25	(2.22)	312,812	1.23	5.44	165
September 30, 2010	7.79	.70	.62	1.32	(1.14)	—	(1.14)	— [e]	—	7.97	18.13	436,826	1.26 [g]	8.92	95
September 30, 2009	8.02	.45	(.01)	.44	(.67)	—	(.67)	— [e]	— [e,h]	7.79	7.81	460,240	1.38 [g,i]	6.98 [i]	223
September 30, 2008	9.81	.66	(1.88)	(1.22)	(.57)	—	(.57)	— [e]	—	8.02	(12.95)	514,664	1.29 [i]	7.10 [i]	157

Class R
March 31, 2013**	$7.52	.21	.34	.55	(.21)	—	(.21)	—	—	$7.86	7.42 *	$4,231	.62 *	2.77 *	81 *
September 30, 2012	7.28	.40	.26	.66	(.14)	(.28)	(.42)	—	—	7.52	9.38	4,307	1.24	5.44	120
September 30, 2011	8.00	.43	(.57)	(.14)	(.58)	—	(.58)	—	— [e,f]	7.28	(2.21)	4,315	1.23	5.34	165
September 30, 2010	7.82	.70	.62	1.32	(1.14)	—	(1.14)	— [e]	—	8.00	18.08	4,185	1.26 [g]	8.82	95
September 30, 2009	8.06	.48	(.05)	.43	(.67)	—	(.67)	— [e]	— [e,h]	7.82	7.68	2,956	1.38 [g,i]	7.20 [i]	223
September 30, 2008	9.89	.66	(1.92)	(1.26)	(.57)	—	(.57)	— [e]	—	8.06	(13.29)	2,756	1.29 [i]	7.09 [i]	157

Class Y
March 31, 2013**	$7.54	.23	.34	.57	(.23)	—	(.23)	—	—	$7.88	7.72 *	$662,516	.37 *	3.02 *	81 *
September 30, 2012	7.30	.44	.27	.71	(.16)	(.31)	(.47)	—	—	7.54	9.98	547,313.74		5.92	120
September 30, 2011	8.04	.46	(.58)	(.12)	(.62)	—	(.62)	—	— [e,f]	7.30	(1.89)	814,084.73		5.79	165
September 30, 2010	7.85	.73	.64	1.37	(1.18)	—	(1.18)	— [e]	—	8.04	18.84	991,846	.76 [g]	9.18	95
September 30, 2009	8.08	.60	(.13)	.47	(.70)	—	(.70)	— [e]	— [e,h]	7.85	8.26	331,995	.88 [g,i]	8.61 [i]	223
September 30, 2008	9.92	.71	(1.93)	(1.22)	(.62)	—	(.62)	— [e]	—	8.08	(12.88)	82,197	.79 [i]	7.59 [i]	157

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

86	Diversified Income Trust	Diversified Income Trust	87

Financial highlights (Continued)

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements (Note 2).

d Portfolio turnover excludes TBA purchase and sale transactions.

e Amount represents less than $0.01 per share.

f Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

g Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to less than 0.01% and 0.04% of average net assets for the periods ended September 30, 2010 and September 30, 2009, respectively.

h Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Bear Stearns & Co., Inc. and Bear Stearns Securities Corp., which amounted to less than $0.01 per share outstanding on May 21, 2009.

i Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to September 30, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

September 30, 2009	0.03%

September 30, 2008	<0.01

The accompanying notes are an integral part of these financial statements.

88	Diversified Income Trust

Notes to financial statements 3/31/13 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from October 1, 2012 through March 31, 2013.

Putnam Diversified Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The investment objective of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below-investment-grade (sometimes referred to as “junk bonds”) in quality and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Diversified Income Trust	89

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on

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investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity and to isolate prepayment risk.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap option contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

Futures contracts The fund uses futures contracts to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average number of contracts, see Note 5.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.

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An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Statement of assets and liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk, is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of mark to market margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount see Note 5.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Credit default contracts The fund entered into OTC credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.

In an OTC credit default contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

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In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.

OTC credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,634,974 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $24,415,759 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $20,983,703.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

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Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At September 30, 2012, the fund had a capital loss carryover of $363,561,832 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$8,913,866	$12,665,118	$21,578,984	*

13,963,696	N/A	13,963,696	September 30, 2015

18,714,447	N/A	18,714,447	September 30, 2016

146,525,581	N/A	146,525,581	September 30, 2017

162,779,124	N/A	162,779,124	September 30, 2018

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally,

94	Diversified Income Trust

post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer certain capital losses of $338,380,309 recognized during the period between November 1, 2011 and September 30, 2012 to its fiscal year ending September 30, 2013.

The aggregate identified cost on a tax basis is $4,060,302,189, resulting in gross unrealized appreciation and depreciation of $166,734,013 and $64,485,737, respectively, or net unrealized appreciation of $102,248,276.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.700%	of the first $5 billion,	0.500%	of the next $50 billion,

0.650%	of the next $5 billion,	0.480%	of the next $50 billion,

0.600%	of the next $10 billion,	0.470%	of the next $100 billion and

0.550%	of the next $10 billion,	0.465%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2013, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Investor servicing fees will not exceed an annual rate of 0.32% of the fund’s average net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$1,307,141	Class R	3,195

Class B	55,896	Class Y	421,832

Class C	466,826	Total	$2,441,521

Class M	186,631

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The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $2,883 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $2,518, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.50% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$2,239,083	Class M	639,796

Class B	383,212	Class R	10,962

Class C	3,200,060	Total	$6,473,113

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $145,546 and $2,770 from the sale of class A and class M shares, respectively, and received $31,762 and $2,236 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.40% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $2,669 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $2,553,112,140 and $2,666,543,728, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

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Written option transactions during the reporting period are summarized as follows:

		Written swap option	Written swap option
		contract amounts	premiums

Written options outstanding at the	USD	3,104,945,193	$214,559,020
beginning of the reporting period	EUR	—	$—

Options opened	USD	6,668,865,200	8,032,140
	EUR	1,464,075,000	16,894,416

Options exercised	USD	(311,692,000)	(625,199)
	EUR	—	—

Options closed	USD	(5,361,082,993)	(221,965,961)
	EUR	—	—

Written options outstanding at the end of	USD	4,101,035,400	$—
the reporting period	EUR	1,464,075,000	$16,894,416

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Six months ended 3/31/13		Year ended 9/30/12

Class A	Shares	Amount	Shares	Amount

Shares sold	36,428,325	$285,364,388	49,904,063	$374,207,397

Shares issued in connection with
reinvestment of distributions	5,621,228	43,690,004	12,173,135	90,829,317

	42,049,553	329,054,392	62,077,198	465,036,714

Shares repurchased	(41,241,744)	(320,288,209)	(120,678,398)	(898,660,017)

Net increase (decrease)	807,809	$8,766,183	(58,601,200)	$(433,623,303)

	Six months ended 3/31/13		Year ended 9/30/12

Class B	Shares	Amount	Shares	Amount

Shares sold	722,556	$5,582,634	1,282,453	$9,538,006

Shares issued in connection with
reinvestment of distributions	190,991	1,471,694	370,541	2,743,864

	913,547	7,054,328	1,652,994	12,281,870

Shares repurchased	(1,133,939)	(8,777,387)	(2,759,958)	(20,457,595)

Net decrease	(220,392)	$(1,723,059)	(1,106,964)	$(8,175,725)

	Six months ended 3/31/13		Year ended 9/30/12

Class C	Shares	Amount	Shares	Amount

Shares sold	7,692,388	$59,381,404	12,233,382	$90,374,628

Shares issued in connection with
reinvestment of distributions	1,414,912	10,836,420	3,071,130	22,605,827

	9,107,300	70,217,824	15,304,512	112,980,455

Shares repurchased	(11,980,150)	(91,862,621)	(36,330,550)	(267,373,448)

Net decrease	(2,872,850)	$(21,644,797)	(21,026,038)	$(154,392,993)

Diversified Income Trust	97

	Six months ended 3/31/13		Year ended 9/30/12

Class M	Shares	Amount	Shares	Amount

Shares sold	380,141	$2,897,516	244,221	$1,807,787

Shares issued in connection with
reinvestment of distributions	58,960	451,482	124,579	916,703

	439,101	3,348,998	368,800	2,724,490

Shares repurchased	(3,011,021)	(23,054,489)	(8,691,292)	(64,059,958)

Net decrease	(2,571,920)	$(19,705,491)	(8,322,492)	$(61,335,468)

	Six months ended 3/31/13		Year ended 9/30/12

Class R	Shares	Amount	Shares	Amount

Shares sold	87,702	$679,004	173,903	$1,286,294

Shares issued in connection with
reinvestment of distributions	13,705	105,427	27,875	206,037

	101,407	784,431	201,778	1,492,331

Shares repurchased	(136,435)	(1,062,378)	(221,540)	(1,640,088)

Net decrease	(35,028)	$(277,947)	(19,762)	$(147,757)

	Six months ended 3/31/13		Year ended 9/30/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	29,247,780	$228,084,423	37,200,226	$277,027,889

Shares issued in connection with
reinvestment of distributions	1,366,708	10,548,294	2,897,143	21,487,807

	30,614,488	238,632,717	40,097,369	298,515,696

Shares repurchased	(19,189,297)	(148,384,510)	(78,943,053)	(583,398,416)

Net increase (decrease)	11,425,191	$90,248,207	(38,845,684)	$(284,882,720)

Note 5: Summary of derivative activity

The average volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows:

Purchased swap option contracts (contract amount)	$4,058,200,000

Written swap option contracts (contract amount)	$3,005,500,000

Futures contracts (number of contracts)	6,000

Forward currency contracts (contract amount)	$2,620,900,000

OTC interest rate swap contracts (notional)	$18,172,800,000

Centrally cleared interest rate swap contracts (notional)	$12,100,000

OTC total return swap contracts (notional)	$2,535,900,000

OTC credit default swap contracts (notional)	$107,400,000

98	Diversified Income Trust

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$1,140,411	Payables	$8,242,190

Foreign exchange
contracts	Receivables	16,447,475	Payables	6,179,671

	Investments,		Payables,
	Receivables, Net		Net assets —
	assets — Unrealized		Unrealized
Interest rate contracts	appreciation	91,480,945*	depreciation	108,649,729*

Total		$109,068,831		$123,071,590

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$2,098,773	$2,098,773

Foreign exchange
contracts	—	—	14,702,805	—	$14,702,805

Interest rate contracts	(6,026,546)	(314,220)	—	13,480,584	$7,139,818

Total	$(6,026,546)	$(314,220)	$14,702,805	$15,579,357	$23,941,396

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(5,062,091)	$(5,062,091)

Foreign exchange
contracts	—	—	20,946,086	—	$20,946,086

Interest rate contracts	(5,622,042)	923,624	—	12,368,555	$7,670,137

Total	$(5,622,042)	$923,624	$20,946,086	$7,306,464	$23,554,132

Diversified Income Trust	99

Note 6: Transactions with affiliated issuers

Transactions during the reporting period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:

	Market value at				Market value
	the beginning				at the end of
	of the reporting			Investment	the reporting
Name of affiliates	period	Purchase cost	Sale proceeds	income	period

Putnam Money Market
Liquidity Fund*	$—	$707,500,419	$707,500,419	$58,895	$—

Putnam Short Term
Investment Fund*	—	283,630,280	138,384,133	9,396	145,246,147

Totals	$—	$991,130,699	$845,884,552	$68,291	$145,246,147

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 9: New accounting pronouncement

In January 2013, ASU 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” replaced ASU No. 2011–11 “Disclosures about Offsetting Assets and Liabilities”. The updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2013–01 and its impact, if any, on the fund’s financial statements.

100	Diversified Income Trust

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Robert R. Leveille
Putnam Investment	Jameson A. Baxter, Chair	Vice President and
Management, LLC	Liaquat Ahamed	Chief Compliance Officer
One Post Office Square	Ravi Akhoury
Boston, MA 02109	Barbara M. Baumann	Michael J. Higgins
	Charles B. Curtis	Vice President and Treasurer
Investment Sub-Manager	Robert J. Darretta
Putnam Investments Limited	Katinka Domotorffy	Janet C. Smith
57–59 St James’s Street	John A. Hill	Vice President,
London, England SW1A 1LD	Paul L. Joskow	Principal Accounting Officer,
	Elizabeth T. Kennan	and Assistant Treasurer
Marketing Services	Kenneth R. Leibler
Putnam Retail Management	Robert E. Patterson	Susan G. Malloy
One Post Office Square	George Putnam, III	Vice President and
Boston, MA 02109	Robert L. Reynolds	Assistant Treasurer
W. Thomas Stephens
Custodian		James P. Pappas
State Street Bank	Officers	Vice President
and Trust Company	Robert L. Reynolds
	President	Mark C. Trenchard
Legal Counsel		Vice President and
Ropes & Gray LLP	Jonathan S. Horwitz	BSA Compliance Officer
Executive Vice President,
	Principal Executive Officer, and	Judith Cohen
	Compliance Liaison	Vice President, Clerk, and
Associate Treasurer
Steven D. Krichmar
	Vice President and	Nancy E. Florek
	Principal Financial Officer	Vice President, Proxy
Manager, Assistant Clerk, and
	Robert T. Burns	Associate Treasurer
Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Diversified Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

1937 75 YEARS 2012

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

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SA028
280813 5/13

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Diversified Income Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 24, 2013

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: May 24, 2013